As filed with the Securities and Exchange Commission on July 15, 1998

                                       Securities Act Registration No. 333-53837
                               Investment Company Act Registration No. 811-08793

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No. _____      Post-Effective Amendment No. _____

                        (Check appropriate box or boxes)

                             THE WINTER HARBOR FUND
               (Exact Name of Registrant as Specified in Charter)

                               511 Congress Street
                              Portland, Maine 04101
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 (800) 277-5573
                        (Area Code and Telephone Number)

                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101
                     (Name and Address of Agent for Service)

                                   Copies to:
Wayne E. Tumlin, Esq.       Gregory S. Fryer, Esq.      Jennifer Olvey, Esq.
Verrill & Dana LLP          Verrill & Dana LLP          Dechert Price & Rhoads
One Portland Square         One Portland Square         30 Rockefeller Plaza
Portland, Maine 04112-0586  Portland, Maine 04112-0586  New York, New York 10112

                  Approximate date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement

                      Title of Securities Being Registered:

                      The REvest Value Fund - Common Stock

           No filing fee is due because of reliance on section 24(f).

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                             THE WINTER HARBOR FUND
                       REGISTRATION STATEMENT ON FORM N-14

                              CROSS REFERENCE SHEET

N-14 Item No.                           Location in Registration Statement

                                        Part A: Information Required in the
                                        Prospectus

1. Beginning of Registration            Cover Page; Cross Reference Sheet
    Statement and Outside Front
    Cover Page of Prospectus

2. Beginning and Outside Back           Table of Contents
    Cover Page of  Prospectus

3. Fee Table, Synopsis Information,     Comparative Expense Table; Synopsis;
    and Risk Factors                    Principal Risk Factors

4. Information about the Transaction    The Proposed Reorganization; Comparative
                                        Expense Table

5. Information about the Registrant     Principal Risk Factors; Operation
                                        of The REvest Value Fund Following the
                                        Reorganization; Additional Information
                                        About The Winter Harbor Fund and The
                                        REvest Value Fund; Miscellaneous;
                                        Current Prospectus of The REvest
                                        Value Fund, a series of The Winter
                                        Harbor Fund

6. Information about the Company        Principal Risk Factors; Operation of The
    Being Acquired                      REvest Value Fund Following the
                                        Reorganization; Additional Information
                                        About The REvest Growth & Income Fund;
                                        Miscellaneous; Current Prospectus of The
                                        REvest Growth & Income Fund, a series of
                                        The Royce Fund

7. Voting Information                   Additional Information

8. Interest of Certain Persons and      The Proposed Reorganization; Additional
    Experts                             Information

9. Additional Information Required for  Not Applicable
    Reoffering by Persons Deemed to
    be Underwriters

                                        Part B:  Information Required in a
                                        Statement of Additional Information

10. Cover Page                          Cover Page

11. Table of Contents                   Table of Contents

12. Additional Information about        Statement of Additional Information
      the Registrant                    of The REvest Value Fund, a series of
                                        The Winter Harbor Fund

13. Additional Information about        Current Statement of Additional
      the Company Being Acquired        Information of The REvest Growth &
                                        Income Fund, a series of The Royce Fund

14. Financial Statements                Current Annual Report of The Royce Fund

                                        Part C. Other Information

15. Indemnification                     Indemnification

16. Exhibits                            Exhibits

17. Undertakings                        Undertakings

Appendix A.    Agreement and Plan of Reorganization
Appendix B.    Prospectus of The Winter Harbor Fund

                                                                   June 30, 1998

Dear Friends and Fellow Shareholders:

     As I mentioned in an earlier letter, The Board of Trustees of The Royce Fund has recently approved and recommended shareholder approval of a proposal for The REvest Growth & Income Fund ("RGI"), a series of The Royce Fund, to be reorganized as The REvest Value Fund ("RVF"), a series of The Winter Harbor Fund, a newly formed Delaware business trust that is unaffiliated with The Royce Fund. Proxy material related to your approval of this proposed transaction is enclosed.

     The investment objectives, policies, strategies and restrictions of RVF will be substantially identical to those of RGI. The only substantive changes will be the addition of Gouws Capital Management, Inc. as sub-adviser, and Countrywide Fund Services, Inc. and Star Bank, N.A. as back office service providers. The total number and value of the RVF shares that you will receive as a result of this transaction will be equal to the total number and value of your shares in RGI on the closing date. The transaction is anticipated to be tax-free for Federal income tax purposes.

     Royce, Ebright & Associates, Inc. ("REA"), soon to be renamed Ebright Investments, Inc., the investment adviser to both RGI and RVF, will pay all costs incurred as a result of this reorganization, so there will be no additional expense to RGI shareholders. Additionally, REA has agreed to waive management fees to the extent necessary to ensure that RVF's total annual expense ratio does not exceed 1.30% through December 31, 1999.

     As you may know, RGI was started as a series of The Royce Fund in August 1994, to allow Thomas R. Ebright, a long-term employee of Royce & Associates, Inc., to operate his own mutual fund. By starting under The Royce Fund umbrella, RGI benefited from the economies of scale possible from an established fund complex. By mid-1997, RGI was approaching three years of operating history and had achieved an asset size which my father and I believed capable of sustaining an independent operation. REA, Royce & Associates, Inc. and the Board of Trustees of The Royce Fund started making preparations to reorganize RGI into a separate entity, but the plans were put on hold in July 1997 at the time of my father's death. Preparations began again earlier this year after Gouws Capital Management was identified by me as a potential business partner for REA. The Board of Trustees of The Royce Fund believes that the proposed arrangement is in the best interests of RGI and its shareholders and ask you to approve the proposal.

     Your vote is very important. Please read the enclosed materials carefully, and then complete and return the enclosed proxy card in the postage-paid envelope, regardless of whether or not you plan on attending the meeting in person.

     As always, if you have any questions regarding the proxy material, please call me at (800) 277-5573 during regular business hours. Thank you in advance for your attention to this important matter.

Sincerely,



Jennifer Ebright Goff, President
Royce, Ebright & Associates, Inc.

                         THE REVEST GROWTH & INCOME FUND
                             ----------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               SEPTEMBER 14, 1998
                             ----------------------

     NOTICE IS HEREBY GIVEN that a Special Meeting of the Shareholders of The REvest Growth & Income Fund ("RGI"), a series of The Royce Fund, will be held on September 14, 1998, at 2 p.m. Eastern time, at the offices of The Royce Fund, at 1414 Avenue of the Americas, New York, New York 10019 (the "Meeting"), for the following purpose:

          To approve or disapprove the proposed Agreement and Plan of Reorganization by and between The Royce Fund, with respect to RGI, and The Winter Harbor Fund, a newly-created Delaware business trust with respect to its one series -- The REvest Value Fund ("RVF"), providing for the transfer of all or substantially all of the assets, and the assumption of all or substantially all of the liabilities, of RGI in exchange for shares of RVF issued by The Winter Harbor Fund (the "RVF Shares"), and the distribution of such RVF Shares to the shareholders of RGI in complete liquidation of RGI, as more fully described in the accompanying Combined Prospectus/Proxy Statement.

     The appointed proxies will vote in their discretion on any other business as may properly come before the meeting or any adjournments or postponements thereof.

     The Trustees have fixed the close of business on June 15, 1998 as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting or any adjournment or postponement thereof.

     In the event that the necessary quorum to transact business or the vote required to approve or reject any proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the meeting, in accordance with applicable law, to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of the RGI shares present in person or by proxy at the meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor and will vote against any such adjournment those proxies to be voted against that proposal.

                                              By order of the Board of Trustees,

                                              John E. Denneen
                                              Secretary
New York, New York
August ___, 1998

IMPORTANT: You are cordially invited to attend the meeting. Shareholders who do not expect to attend the meeting in person are requested to complete, date and sign the enclosed form of proxy and return it promptly in the addressed envelope which requires no postage and is intended for your convenience. Your prompt return of the enclosed proxy may save the necessity and expense of further solicitations to assure a quorum at the meeting. The enclosed proxy is being solicited on behalf of the Board of Trustees of The Royce Fund.

                       COMBINED PROSPECTUS/PROXY STATEMENT

                  Relating to the Acquisition and Assumption by
                              THE REVEST VALUE FUND
                       A Series of The Winter Harbor Fund
                               511 Congress Street
                              Portland, Maine 04101
                                 (800) 277-5573

                        of the Assets and Liabilities of
                         THE REVEST GROWTH & INCOME FUND
                           A Series of The Royce Fund
                           1414 Avenue of the Americas
                            New York, New York 10019
                                 (800) 221-4268
                          ----------------------------

                             SOLICITATION OF PROXIES

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies by the Board of Trustees of The Royce Fund to be voted at a Special Meeting of Shareholders of The REvest Growth & Income Fund ("RGI"), a series of The Royce Fund, to be held on September 14, 1998, at 2 p.m. Eastern time, at the offices of The Royce Fund, at 1414 Avenue of the Americas, New York, New York 10019 (the "Meeting"), and at any adjournments or postponements thereof.

     The purpose of the Meeting is to consider an Agreement and Plan of Reorganization (the "Reorganization Plan") between The Royce Fund, on behalf of RGI, and The Winter Harbor Fund, a newly-created Delaware business trust that has one series, The REvest Value Fund ("RVF") (each such series, a "Fund" and together, the "Funds"), that would effect the reorganization of RGI into RVF and certain transactions and other actions in connection therewith, as described below (the "Reorganization"). Pursuant to the Reorganization Plan, which has been approved by the Board of Trustees of The Royce Fund, all or substantially all of the assets of RGI would be acquired by RVF in exchange for shares of beneficial interest in RVF issued by The Winter Harbor Fund (the "RVF Shares") and the assumption by RVF of all or substantially all of the liabilities of RGI. Such RVF Shares then would be distributed to RGI shareholders at the rate of one RVF Share (or fraction thereof) for each share (or fraction thereof) of beneficial interest in RGI. As a result of the proposed transactions, each shareholder of RGI would receive a number of full and fractional RVF Shares equal to the number of RGI shares owned by such RGI shareholder on the effective date of the Reorganization. Such RVF Shares would have an aggregate net asset value on the effective date of the Reorganization equal to the aggregate net asset value of RGI shares on such date. A copy of the Reorganization Plan is set forth in Appendix A to this Combined Prospectus/Proxy Statement.

     The Royce Fund and The Winter Harbor Fund are both registered, open-end, diversified, management investment companies (i.e., mutual funds) organized as business trusts under the laws of the State of Delaware. The investment objectives, policies and restrictions of RVF will be substantially identical to those of RGI. Both RGI and RVF primarily seek long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments for each Fund are selected on a value basis and are primarily limited to small and medium-sized companies viewed by the Funds' investment adviser as having attractive financial characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders.

     This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about RVF, The Winter
Harbor Fund, RGI, The Royce Fund, and the transactions contemplated by the proposed Reorganization Plan that an investor should know before voting on the proposed Reorganization Plan. For a more detailed discussion of the investment objectives, policies, restrictions and risks of RVF, see the prospectus for RVF dated __________, 1998, which is included herewith and incorporated herein by reference (the "Prospectus"). For a more detailed discussion of the investment objectives, policies, restrictions and risks of RGI, see the prospectus and statement of additional information for RGI each dated February 27, 1998, which are incorporated herein by reference and copies of which may be obtained without charge by contacting Royce, Ebright & Associates, Inc. ("REA") at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800) 277-5573.

     A statement of additional information regarding RVF, dated _______, 1998, has been filed with the Securities and Exchange Commission (the "Commission"). A statement of additional information, dated August ___, 1998 relating to the proposed transactions and other actions described in this Combined Prospectus/Proxy Statement, including historical financial statements, has also been filed with the Commission and is incorporated by reference herein. Copies of these documents may be obtained without charge by contacting REA at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800) 277-5573.

     Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Secretary at the principal executive office of The Royce Fund, 1414 Avenue of the Americas, New York, New York 10019), or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to RGI. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or if no specification is made, in favor of the proposal.

     The Board of Trustees of The Royce Fund has fixed the close of business on June 15, 1998 as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders on the record date will be entitled to one vote for each share held. As of June 15, 1998, RGI had outstanding 2,507,281 shares of beneficial interest, par value $.001 per share. As of June 15, 1998, the following persons or groups owned beneficially or of record more than five percent of the outstanding shares of beneficial interest of RGI:

     Name and Address                 Number of Shares        Percentage Owned         Type of Ownership
     ----------------                 ----------------        ----------------         -----------------

The Carlisle Companies                    473,582                  18.89%                  Beneficial
Defined Benefit Retirement Plan
250 South Clinton Street
Suite 201
Syracuse, NY  13202

Charles Schwab & Co. Inc.                 413,680                  16.50%                    Record
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA  94104-4122

Grosky Druckman DiGiacamo                 130,005                   5.19%                  Beneficial
Clemens Profit Sharing Trust
4th & Hathaway Streets
Lebanon, PA 17402

     The Board of Trustees of The Royce Fund knows of no business other than that mentioned in the Notice of the Meeting which will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

     REA will furnish, without charge, a copy of RGI's Annual Report to Shareholders for its fiscal year ended December 31, 1997, and a copy of any more recent reports, to any RGI shareholder upon request. To request a copy, please call or write to REA at 511 Congress Street, Portland Maine 04101, Telephone:
(800) 277-5573.

                             -----------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                           --------------------------

    The date of this Combined Prospectus/Proxy Statement is August ___, 1998.

                       COMBINED PROSPECTUS/PROXY STATEMENT

                                TABLE OF CONTENTS

                                                                            Page

Proposal:  Approval of Agreement and Plan of Reorganization...................1

Synopsis......................................................................1
      The Proposed Reorganization.............................................1
      Overview of RGI and RVF.................................................2
      Federal Income Tax Consequences of the Proposed Reorganization..........3

Principal Risk Factors........................................................3

The Proposed Reorganization...................................................4
      Reasons for the Proposed Reorganization.................................5
      Costs and Expenses of the Reorganization................................5
      Continuation of Shareholder Accounts; Share Certificates................6
      Comparative Information on Shareholder Rights...........................6
      Federal Income Tax Consequences of the Proposed Reorganization..........6
      Pro Forma Capitalization and Ratios.....................................7

Operation of The REvest Value Fund Following the Reorganization...............8
      Comparative Information on Investment Policies..........................8
      Comparative Information on Investment Advisory Agreements...............8
      Comparative Information on Fund Expenses...............................10
      Comparison of Distribution Arrangements................................11
      Comparison of Transfer Agency and Service Arrangements.................11
      Comparison of Custody Arrangements.....................................12
      Management of the Affairs of The Winter Harbor Fund....................12

More Information about The Winter Harbor Fund and The REvest Value Fund......13

More Information about The REvest Growth & Income Fund.......................13

Additional Information.......................................................13
      Expenses...............................................................13
      Solicitation and Voting of Proxies.....................................14
      Vote Required..........................................................14
      Available Information..................................................15
      Legal Matters..........................................................16
      Financial Statements and Experts.......................................16

Other Business...............................................................16
Proposals for Future Meetings................................................16

                       PROPOSAL: APPROVAL OF THE AGREEMENT
                           AND PLAN OF REORGANIZATION

     On April 16, 1998, the Board of Trustees of The Royce Fund, including all of the Trustees who are not "interested persons" of The Royce Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Royce Independent Trustees"), approved the Reorganization Plan which is subject to approval by the shareholders of RGI.

                                    SYNOPSIS

     The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement. This summary is qualified by reference to the more complete information contained elsewhere in this Combined
Prospectus/Proxy Statement, the prospectuses of RGI and RVF and the Reorganization Plan which is attached to this Combined Prospectus/Proxy Statement as Appendix A. RGI shareholders should read this entire Combined Prospectus/Proxy Statement carefully.

The Proposed Reorganization

     RGI shareholders will be asked at the Meeting to vote upon and approve the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement. Pursuant to the Reorganization Plan, RGI, a series of The Royce Fund, would effectively be reorganized into RVF, a series of The Winter Harbor Fund. The Reorganization Plan sets forth the terms and conditions under which the proposed transactions contemplated by the Reorganization are to be consummated. The Royce Fund's Board of Trustees, including the Royce Independent Trustees, and the Board of Trustees of The Winter Harbor Fund, including the Trustees who are not "interested persons" of The Winter Harbor Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Winter Harbor Independent Trustees"), have approved the Reorganization Plan.

     Pursuant to the Reorganization Plan, all or substantially all of the assets of RGI would be acquired by RVF in exchange for RVF Shares and the assumption by RVF of all or substantially all of the liabilities of RGI. Such RVF Shares then would be distributed to RGI shareholders at the rate of one RVF Share (or fraction thereof) for each share (or fraction thereof) of beneficial interest in RGI. As a result of the proposed transactions, each shareholder of RGI would receive a number of full and fractional RVF Shares equal to the number of RGI shares owned by such RGI shareholder on the effective date of the Reorganization. Such RVF Shares would have an aggregate net asset value on the effective date of the Reorganization equal to the aggregate net asset value of RGI shares.

     The  consummation  of  the   transactions   contemplated  by  the  proposed
Reorganization is subject to a number of conditions set forth in the Reorganization Plan, some of which conditions may be waived by The Royce Fund (see "The Proposed Reorganization" below). Among the significant conditions (which may not be waived) are (i) the receipt by The Royce Fund and The Winter Harbor Fund of an opinion of counsel as to certain federal income tax aspects of the Reorganization (see "The Proposed Reorganization -- Federal Income Tax Consequences of the

Proposed Reorganization" below) and (ii) the approval of the Reorganization Plan by the affirmative vote of the holders of at least a majority of the outstanding voting securities of RGI, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

     For the reasons set forth below under "The Proposed Reorganization -- Reasons for the Proposed Reorganization," The Royce Fund's Board of Trustees, including all of the Royce Independent Trustees, has concluded that the Reorganization would be in the best interest of RGI and its shareholders and the interests of the existing RGI shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. The Royce Fund's Board, therefore, has submitted the Reorganization Plan effecting the Reorganization for approval by RGI shareholders at the Meeting, and recommends the approval of the Reorganization Plan. Pending the approval of shareholders, the Reorganization is anticipated to occur on September 18, 1998, or such later date as the parties may agree.

Overview of RGI and RVF

     Upon consummation of the Reorganization, the investment objectives, policies and restrictions of RVF will be substantially identical to those of RGI. Both RGI and RVF primarily seek long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments for each Fund are selected on a value basis and are primarily limited to small and medium-sized companies viewed by the Funds' investment adviser as having attractive financial characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders.

     RGI is currently advised by REA. Concurrent with the Reorganization, REA will change its name to Ebright Investments, Inc. Throughout the rest of this Combined Prospectus/Proxy Statement, the investment adviser will be referred to as REA. RVF will be advised by REA under the terms of a new Investment Advisory Agreement. The new Investment Advisory Agreement is substantially identical to the Investment Advisory Agreement currently in effect for RGI in all material respects. REA has selected Gouws Capital Management, Inc. ("GCM") to serve as sub-adviser to RVF pursuant to an Investment Sub-Advisory Agreement. As sub-adviser, GCM will provide investment research and advice and assist REA in determining which portfolio securities shall be purchased or sold on behalf of RVF. All investment decisions, however, will ultimately be made by REA. GCM, at the direction of REA, will also be responsible for placing purchase and sell orders for investments with broker-dealers and for other related transactions.

     The respective terms of the new Investment Advisory Agreement, the Investment Sub-Advisory Agreement and the Underwriting Agreement with respect to RVF are substantially similar in all material respects to those of the current Investment Advisory Agreement and the Distribution Agreement for RGI. Accordingly, the aggregate contractual rates payable by RVF for investment advisory services and distribution services will remain substantially the same.

     Each Fund's policies, procedures and restrictions concerning share purchase, redemption, dividend payment and the determination of net asset value are identical, as set forth in the prospectus for each Fund. While RGI allows shareholders to exchange their RGI shares for shares of other series of The Royce Fund, no such exchange privilege exists for RVF because RVF is currently the only series of The Winter Harbor Fund.

     A more detailed description of each Fund appears below in the section entitled "Operation of The REvest Value Fund Following the Reorganization."

Federal Income Tax Consequences of the Proposed Reorganization

     The Royce Fund and The Winter Harbor Fund will receive, as a condition to the Reorganization, an opinion from Verrill & Dana LLP, counsel to The Winter Harbor Fund and REA, to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no gain or loss will be recognized by RVF, RGI or their respective shareholders as a result of the Reorganization. For additional information regarding the federal income tax consequences of the Proposed Reorganization, see "Proposal 1 -- Federal Income Tax Considerations of the Proposed Reorganization" below.

                             PRINCIPAL RISK FACTORS

     Because the investment objectives, policies and restrictions of RVF are substantially identical to those of RGI, the risks associated with the particular investment policies and strategies that RVF and RGI are authorized to employ also are substantially identical.

     As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, RVF is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. RVF may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the Standard & Poor's 500 Index.

     For  additional   information  regarding  the  principal  risk  factors  of
investing in RVF, see "Investment Risks" in the Prospectus.

                           THE PROPOSED REORGANIZATION

     On April 16, 1998, the Board of Trustees of The Royce Fund, including the Royce Independent Trustees, approved the Reorganization Plan, which is subject to approval by the shareholders of RGI. The Reorganization Plan provides for (i) the transfer of all or substantially all of the assets and liabilities of RGI to RVF in exchange solely for RVF Shares, and (ii) the distribution to RGI shareholders of RVF Shares in complete liquidation of RGI. As a result of the Reorganization, each shareholder of RGI will become a shareholder of RVF and will hold, immediately after the effective date of the Reorganization, the same number of RVF Shares that such shareholder held in RGI immediately before the effective date of the Reorganization.

     Concurrent with the Reorganization, REA, RGI's current investment adviser, will change its name to Ebright Investments, Inc. REA will be the investment adviser of RVF after the Reorganization, and REA's services will be provided under a new Investment Advisory Agreement. The new Investment Advisory Agreement is substantially identical to the current Investment Advisory Agreement. Jennifer E. Goff, who is now responsible for the day-to-day management of RGI's assets, will continue as portfolio manager of RVF. REA has selected GCM to serve as sub-adviser to RVF pursuant to an Investment Sub-Advisory Agreement between REA and GCM.

     GCM is an independent investment advisory firm located in Portland, Maine, founded in 1984 and registered as an investment adviser with the Securities and Exchange Commission. GCM, like REA, has a value orientation and emphasizes in-depth fundamental analysis and company visitation. GCM's President, Johann H. Gouws, and its Senior Vice President, Richard E. Curran, Jr., together own a majority of the voting stock of GCM. In addition, Messrs. Gouws and Curran together own a majority of the voting stock of Acadia Trust, N.A. ("AT"), an affiliated trust company which acts as custodian for the majority of GCM's approximately $800 million in client assets.

     As compensation for its services to RVF, GCM is entitled to receive sub-advisory fees from REA equal to one-half of REA's "net profit" (i.e., the advisory fees paid to REA minus all of REA's expenses, including Ms. Goff's salary and benefits, and the preferential distribution described below). GCM is also entitled to a preferential distribution equal to Ms. Goff's salary and benefits. Although REA remains responsible for the payment of the expenses of the Reorganization, AT will be reimbursing REA for one-half of those expenses. Concurrent with the Reorganization, and as compensation for their part in AT's paying one-half the Reorganization expenses, Messrs. Gouws and Curran have been designated by AT to receive forty-eight percent (48%) of REA's voting common stock from REA. Ms. Goff and her sister, Ellen E. Carlton, will own the remaining fifty-two percent (52%) of REA's voting common stock of REA. In the event that, on or before April 1, 1999, GCM is terminated as RVF's subadviser, either voluntarily or involuntarily, then at such time Messrs. Gouws and Curran, AT's designees, are required to sell, and REA is required to purchase, the shares of REA owned by AT for an amount equal to AT's actual out-of-pocket expenses incurred as a direct result of the Reorganization.

     As sub-adviser, GCM will provide investment research and advice and assist REA in determining which portfolio securities shall be purchased or sold on behalf of the portfolio; however, all investment decisions will ultimately be made by REA. GCM, at the direction of REA, will be responsible for placing purchase and sell orders for investments with broker-dealers and other related transactions.

     Countrywide Fund Services, Inc. will serve as administrator and transfer agent, CW Fund Distributors, Inc. will serve as underwriter and Star Bank, N.A., will serve as custodian for RVF.

     In the event that shareholders of RGI do not approve the Reorganization Plan, the Trustees of The Royce Fund will consider the alternatives available to them.

Reasons for the Proposed Reorganization

     RGI was started on August 1, 1994 to allow Thomas R. Ebright, a long-term Royce & Associates, Inc. employee, to operate his own mutual fund. By being permitted to start as a series of The Royce Fund, RGI benefited from The Royce Fund's large size and resulting economies of scale. This allowed RGI to get started with both a competitive expense ratio and also with the service support of The Royce Fund and Royce & Associates, Inc., The Royce Fund's principal investment adviser. These advantages were significant factors in the early growth of RGI.

     By mid-1997, RGI was approaching three years of operating history. REA, Royce & Associates, Inc. and the Board of The Royce Fund started making preparations to reorganize RGI into a separate entity, but the plans were put on hold in July 1997 at the time of Tom's death. Preparations began again earlier this year after GCM was identified by REA as a potential business partner for it. Both Royce & Associates, Inc. and REA believe that RGI, by being a separate mutual fund associated with GCM, will have a better opportunity to attract new investors and thereby maintain and possibly improve its expense ratio.

     For the reasons discussed below, the Board of Trustees of The Royce Fund, including the Royce Independent Trustees, approved the Reorganization Plan and determined that the interests of the shareholders of RGI will not be diluted as a result of the Reorganization Plan, and that the proposed reorganization is in the best interests of RGI and its shareholders.

     In reaching this conclusion, the Board of Trustees of The Royce Fund considered various factors, including the following: the continuity of the investment objectives, policies and restrictions, as well as the service features available to shareholders of RGI and RVF; the capabilities and resources of REA, GCM and the other proposed service providers in the areas of investment, administration, fund accounting, transfer agency, custody, marketing and shareholder servicing, as applicable; the expense ratio of RGI and REA's undertaking to limit RVF's total fund operating expense ratio to 1.30% through December 31, 1999; the terms and conditions of the Reorganization Plan and whether the Reorganization would result in a dilution of shareholder interests; REA's undertaking to pay the costs of the Reorganization; Federal income tax consequences of the Reorganization; possible alternatives to the Reorganization; and the goal of REA and GCM to seek new investors for RVF.

Costs and Expenses of the Reorganization

     The Reorganization Plan provides that REA will bear all of RGI's and RVF's costs and expenses related to the Reorganization. Such costs and expenses to be paid by REA will not result in an increase in management or distribution fees payable by RGI or RVF.

Continuation of Shareholder Accounts; Share Certificates

     As a result of the proposed transactions contemplated by the Reorganization Plan, each RGI shareholder will cease to be a shareholder of RGI and, as described below, will receive RVF Shares at the rate of one RVF Share (or fraction thereof) for each RGI share (or fraction thereof) held on the effective date of the Reorganization, and the RVF Shares will have an aggregate net asset value equal to the aggregate net asset value of such shareholder's RGI shares as of the close of business on the effective date of the Reorganization.

     RVF will establish an account for each RGI shareholder containing the appropriate number of RVF Shares. Receipt of RVF Shares by a RGI shareholder will be deemed to authorize RVF and its agents to establish for the RGI shareholder, with respect to RVF, all of the same (i) account options, including telephone redemptions, if any, (ii) dividend and distribution options, and (iii) options for payment that the RGI shareholder had elected previously with respect to RGI that are available to shareholders of RVF. Similarly, no further action will be necessary in order to continue, with respect to RVF Shares, any retirement plan currently maintained by a RGI shareholder.

     RGI shareholders to whom certificates have been issued will be required to surrender their certificates in order to receive RVF Shares. In the interest of economy and convenience, certificates representing RVF Shares will not be physically issued.

     No sales charges or redemption fees will be imposed in connection with the issuance of RVF Shares to RGI shareholders pursuant to the Reorganization.

Comparative Information on Shareholder Rights

     General. The Royce Fund and The Winter Harbor Fund are Delaware business trusts. The Royce Fund is an open-end registered investment company governed by its Trust Instrument dated April 12, 1996 (as amended), and applicable Delaware law. The Winter Harbor Fund is governed by its Trust Instrument dated June 26, 1997, as amended as of July 10, 1997, and applicable Delaware law. The business and affairs of both RGI and RVF are managed under the direction of the respective Boards of Trustees of The Royce Fund and The Winter Harbor Fund.

     Shares. The number of authorized shares of beneficial interest of The Royce Fund is unlimited. The number of authorized shares of beneficial interest of The Winter Harbor Fund is also unlimited. Under the Trust Instruments of both The Winter Harbor Fund and The Royce Fund, the Board of Trustees may, without shareholder approval, provide for the issuance of additional classes or series of shares of beneficial interest with such preferences, conversions or other rights and characteristics as shall be determined by resolution of the Board of Trustees.

Federal Income Tax Consequences of the Proposed Reorganization

     The Royce Fund and The Winter Harbor Fund will receive, as a condition to the Reorganization, an opinion from Verrill & Dana LLP, counsel to The Winter Harbor Fund and REA, to the effect that, based on the facts, assumptions and representations of the parties, for federal income tax purposes: (i) The transfer of all of RGI's assets in exchange for the RVF Shares and the assumption by RVF of all or substantially all of the liabilities of RGI followed by the distribution of the RVF Shares to RGI shareholders in dissolution and liquidation of RGI, will constitute a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code, and RVF and RGI will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by RVF upon the receipt of the assets of RGI solely in exchange for the RVF Shares and the assumption by RVF of the liabilities of RGI; (iii) no gain or loss will be recognized by RGI upon the transfer of RGI's assets to RVF in exchange for the RVF Shares and the assumption by RVF of the liabilities of RGI's or upon the distribution (whether actual or constructive) of the RVF Shares to RGI's shareholders in exchange for their shares of RGI; (iv) no gain or loss will be recognized by RGI shareholders upon the exchange of their RGI shares for the RVF Shares in liquidation of RGI; (v) the aggregate tax basis for the RVF Shares received by each RGI shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the RGI shares held by such shareholder immediately prior to the Reorganization, and the holding period of the RVF Shares to be received by each RGI shareholder will include the period during which the RGI shares exchanged therefor were held by such shareholder (provided the RGI shares were held as capital assets on the date of the Reorganization); and (vi) the tax basis of the RGI assets acquired by RVF will be the same as the tax basis of such assets to RGI immediately prior to the Reorganization, and the holding period of the assets of RGI in the hands of RVF will include the period during which those assets were held by RGI.

     The foregoing is only intended to be a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. In addition, while it is believed that the foregoing is correct, it is not certain that the U.S. Internal Revenue Service will agree with the conclusions stated above. Shareholders of RGI should consult their own tax advisers regarding the Federal, state, local and foreign tax consequences with respect to the foregoing matters and any other considerations which may be applicable to the shareholders of RGI.

Pro Forma Capitalization

     The following table shows the capitalization of RGI and RVF separately as of June 30, 1998 (unaudited), and combined in the aggregate on a pro forma basis (unaudited), as of that date giving effect to the Reorganization:

                             The REvest Growth &     The REvest       Pro Forma
                                 Income Fund         Value Fund       Combined
                             -------------------     ----------       ---------
Net Assets                     $_____________            $0          $__________
Shares Outstanding              _____________             0           __________
Net Asset Value Per Share      $13.08                    $0          $13.08

                       OPERATION OF THE REVEST VALUE FUND
                          FOLLOWING THE REORGANIZATION

     Upon consummation of the Reorganization, RVF will operate in a manner that is substantially similar to the current operation of RGI. RVF will be governed by the Board of Trustees and officers of The Winter Harbor Fund. Background information with respect to The Winter Harbor Fund's Trustees and officers is set forth in RVF's statement of additional information, which is available without charge from REA upon request. The responsibilities, powers and duties of the Trustees of The Winter Harbor Fund are substantially similar to those of the Trustees of The Royce Fund. The Winter Harbor Fund's Trustees supervise the business affairs of RVF, whose investments will be managed on a daily basis by REA, the adviser, and GCM, the sub-adviser.

     Jennifer E. Goff, the portfolio manager at REA now responsible for the day-to-day management of RGI, will serve as portfolio manager of RVF, a position in which she will have the same discretion and decision-making authority over RVF as she currently exercises over RGI.

Comparative Information on Investment Policies

     The investment policies and restrictions of RVF will be substantially identical to those of RGI. Both RGI and RVF primarily seek long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments for each Fund are selected on a value basis and are primarily limited to small and medium-sized companies viewed by the Funds' investment adviser as having attractive financial characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders.

     To achieve this objective, both RGI and RVF normally invest at least 90% of their total assets in common stocks, convertible preferred stocks and convertible bonds. At least 80% of these allowable securities will be income-producing, and at least 80% of the allowable securities will be issued by companies with stock market capitalizations between $200 million and $2 billion at the time of investment. Both Funds will normally have a weighted average market capitalization size in excess of $500 million. The remainder of each Fund's assets may be invested in securities with lower or higher market capitalizations, non-dividend paying common stocks and non-convertible fixed income securities. The securities in which each Fund invests may be traded on securities exchanges or in the over-the-counter market. While most of each Fund's securities will be income-producing, the composite yield of each Fund's securities may be either higher or lower than the composite yield of the stocks in the S&P 500 Index.

Comparative Information on Investment Advisory Agreements

     REA, under the name Ebright Investments, Inc., will be the investment adviser of RVF after the Reorganization, and REA's services will be provided under a new Investment Advisory

Agreement. The duties and obligations of the adviser outlined under the current and new Investment Advisory Agreements are substantially identical in all material respects. REA has chosen GCM to act as sub-adviser. GCM's role as sub-adviser is described more fully below.

     Under the Investment Advisory Agreement currently in place for RGI, REA (i) determines the composition of the portfolio of RGI, the nature and timing of the changes therein and the manner of implementing such changes, and (ii) provides RGI with such investment advisory, research and related services as RGI may, from time to time, reasonably require for the investment of its funds. REA performs its duties in accordance with the applicable provisions of RGI's Trust Instrument and current prospectus and any directions it may receive from The Royce Fund's Trustees. The current Investment Advisory Agreement continues from year to year, so long as specifically approved at least annually by (i) the vote of The Royce Fund's Trustees, including a majority of such Trustees who are not parties to the agreement or "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval, or (ii) the vote of a majority of the outstanding voting securities of RGI (as defined in the 1940
Act) and the vote of The Royce Fund's Trustees, including a majority of such Trustees who are not parties to the agreement or "interested persons" (as so defined) of any such party.

     The new Investment Advisory Agreement was approved by the Board of Trustees of The Winter Harbor Fund, including a majority of the Winter Harbor Independent Trustees, on April 6, 1998 on behalf of RVF, and by the sole shareholder of RVF on _________, 1998. The new Investment Advisory Agreement will continue until _________, 2000 and from year to year thereafter, provided that such continuance is specifically approved at least annually in substantially the same manner as the current Investment Advisory Agreement. Both the current and the new Investment Advisory Agreements are terminable at any time without penalty, on sixty days' written notice by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), or by the vote of a majority of the applicable Board of Trustees or by REA, and will automatically terminate in the event of its "assignment" (as such term is defined for purposes of Section 15(a)(4) of the 1940 Act).

     Under the new Investment Advisory Agreement, REA's responsibilities as RVF's investment adviser are identical in all material respects to REA's duties under the current Investment Advisory Agreement with respect to RGI.

     Pursuant to the Sub-Advisory Agreement between REA and GCM, GCM will serve as sub-adviser to RVF. REA will be responsible for the management of the investment portfolio of RVF and the supervision of GCM. GCM will, among other things, (i) provide a continuous investment program for RVF, including investment research; (ii) provide advice to REA as to which portfolio securities should be purchased or sold by RVF; and (iii) at the direction of REA place purchase and sell orders for investments with broker-dealers. Although some investment advisory responsibilities are to be delegated to GCM rather than being performed directly by REA, RVF will be managed in substantially the same manner as RGI.

     Under the new Investment Advisory Agreement, RVF will pay REA on the last day of each month, a fee, computed daily and payable monthly, of 1.00% per annum of the first $50 million of the average daily net assets of RVF and 0.75% per annum of the average daily net assets in excess of $50 million.

     Under the Investment Sub-Advisory Agreement, REA will pay GCM a fee, computed daily and payable monthly, at an annual rate equal to 50% of the net advisory fee received by REA from RVF pursuant to the new Investment Advisory Agreement, less costs and expenses incurred by REA associated therewith.

Comparative Information on Fund Expenses

     The fee rates payable for investment advisory services by RGI and RVF are identical. REA will pay GCM its sub-advisory fee pursuant to the Investment Sub-Advisory Agreement out of REA's investment advisory fee.

     REA has voluntarily agreed to limit the total fund operating expenses of RGI (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.30% of the RGI's average net assets until the effective date of the Reorganization or, if the Reorganization is not approved, December 31, 1998. REA has similarly voluntarily agreed to limit the total fund operating expenses of RVF (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.30% of the RVF's average annual net assets until December 31, 1999.

     The following table and example provide a comparison of the annual operating expenses (as a percentage of average net assets) RGI currently pays and the estimated amounts RVF would pay following the Reorganization:

                  Comparative Shareholder Transaction Expenses

                                              The REvest Growth       The REvest
                                                & Income Fund         Value Fund
                                              -----------------       ----------
Sales Load Imposed on Purchases                     None                None
Sales Load Imposed on Reinvested Dividends          None                None
Deferred Sales Load                                 None                None
Redemption Fees -
   1 Year or More After Initial Purchase            None                None
Early Redemption Fees -
   Less Than 1 Year After Initial Purchase          1%(a)                1%
Exchange Fees                                       None                None

---------------------

(a) The early redemption fee will not apply to the redemption of RGI shares in connection with the Reorganization.

                   Comparative Annual Fund Operating Expenses
                     (as a percentage of average net assets)

                                       The REvest Growth          The REvest
                                         & Income Fund*           Value Fund
                                       -----------------          ----------
Management Fees                             1.00%                   1.00%
Other Expenses                               .26%                   0.30%
Total Fund Operating Expenses               1.26%(a)                1.30%(b)
------------------

*    As of December 31, 1997.

(a) REA has voluntarily agreed to limit the total fund operating expenses of RGI (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.30% of RGI's average net assets until the effective date of the Reorganization or, if the Reorganization is not approved, December 31, 1998. After such date, the expense limitation may be terminated or revised at any time.

(c) REA has voluntarily agreed to limit the total fund operating expenses of RVF (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.30% of RVF's average net assets until December 31, 1999. After such date, the expense limitation may be terminated or revised at any time.

                                     Example

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return (cumulative through the end of each year):

                                       1 year     3 years    5 years    10 years
                                       ------     -------    -------    --------
   The REvest Growth & Income Fund      $13         $40        $69        $152
   The REvest Value Fund                $13         $41        $71        $157

     These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

Comparison of Distribution Arrangements

     CW Fund Distributors, Inc., an affiliate of Countrywide Fund Services, Inc., 312 Walnut Street, Cincinnati, Ohio 45202, will serve as the underwriter for RVF under an Underwriting Agreement with The Winter Harbor Fund, on behalf of RVF. The Winter Harbor Fund's Underwriting Agreement relating to the RVF Shares is substantially similar in all material respects to The Royce Fund's Distribution Agreement currently in place for RGI. RGI does not pay, and RVF will not pay, any fees for services under such agreements.

Comparison of Transfer Agency and Service Arrangements

     Countrywide Fund Services, Inc. ("Countrywide"), 312 Walnut Street, Cincinnati, Ohio 45202, will serve as the transfer agent and dividend disbursing agent for RVF pursuant to a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with The Winter Harbor Fund, on behalf of RVF, which is substantially similar in all material respects to the current Transfer Agency and Service Agreement between The Royce Fund, on behalf of RGI, and State Street Bank and Trust Company ("State Street"), except that Countrywide, rather than State Street, will provide services to RVF.

     Countrywide will provide administrative services to, and assist in managing and supervising all aspects of, the general day-to-day business activities and operations of RVF (other than investment advisory activities), including oversight of custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Comparison of Custody Arrangements

     Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, will serve as the custodian for RVF under a Custody Agreement with The Winter Harbor Fund, on behalf of RVF. The Custody Agreement with Star Bank, N.A. is substantially similar in all material respects to The Royce Fund's Custody Contract with State Street.

Management of the Affairs of The Winter Harbor Fund

     The Winter Harbor Fund and The Royce Fund's Boards of Trustees have the power to determine a minimum net asset value of a shareholder account or minimum investment which may be made by a shareholder. The Boards of Trustees may authorize the closing of those shareholder accounts not meeting the specified minimum amounts by redeeming all of the shares in such accounts upon notice to the affected shareholders.

     The Winter Harbor Fund and The Royce Fund may suspend redemptions in such manner as may be approved from time to time by or pursuant to the discretion of the Board of Trustees during any period (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closing, (ii) during which trading on the New York Stock Exchange is restricted, (iii) during which an emergency exists, as defined by Commission rules, as a result of which disposal by the applicable Fund of its portfolio securities is not reasonably practicable or it is not reasonably practicable for the applicable Fund to determine fairly the value for its assets, or (iv) during any other period when the Commission (or any succeeding governmental authority) may for the protection of security holders of the applicable Fund by order permit suspension of the right of redemption or postponement of the date of payment on redemption.

     Shareholder Meetings. Neither The Royce Fund nor The Winter Harbor Fund is required to hold annual meetings of shareholders, but are required to hold meetings of shareholders for purposes of voting on certain matters as required under the 1940 Act.

     Liability and Indemnification of Trustees and Officers. Both The Royce Fund and The Winter Harbor Fund provide for the indemnification of their Trustees and officers to the full extent permitted by Delaware law.

     Removal of Trustees. Both The Royce Fund and The Winter Harbor Fund may, subject to the limits of the 1940 Act, remove a Trustee with or without cause, by the affirmative vote of (i) two-thirds of the Board of Trustees, or (ii) the shareholders owning at least two-thirds of the outstanding shares of the trust.

     The foregoing is only a summary of certain characteristics of the operations of The Royce Fund and The Winter Harbor Fund, their Trust Instruments and Delaware law. The foregoing is not a complete description of the documents cited.

         THE TRUSTEES, INCLUDING THE ROYCE INDEPENDENT TRUSTEES, RECOMMEND THAT SHAREHOLDERS VOTE FOR THIS PROPOSAL AND ANY UNMARKED PROXIES WILL BE SO VOTED.

                    MORE INFORMATION ABOUT THE WINTER HARBOR
                         FUND AND THE REVEST VALUE FUND

     Additional information about The Winter Harbor Fund and RVF is included in the Prospectus. A copy of the Prospectus has been filed with the Commission and is enclosed herewith and is incorporated by reference. Further information about The Winter Harbor Fund and RVF is included in the statement of additional information for RVF, dated __________, 1998, which also has been filed with the Commission and is incorporated by reference. Both the Prospectus and the statement of additional information may be obtained without charge by contacting REA at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800) 277-5573.

                             MORE INFORMATION ABOUT
                         THE REVEST GROWTH & INCOME FUND

     Additional information about RGI is included in the current RGI prospectus and statement of additional information each dated February 27, 1998, which are incorporated herein by reference. Copies of RGI's prospectus and statement of additional information may be obtained without charge by contacting REA at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800) 277-5573. Further information about RGI is also included in the statement of additional information, dated August ____, 1998, relating to the proposed transactions and other actions described in this Combined Prospectus/Proxy Statement, including financial statements, and has been filed with the Commission. This statement of additional information may be obtained without charge by contacting REA at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800) 277-5573 and is incorporated by reference herein.

                             ADDITIONAL INFORMATION

Expenses

     The Reorganization Plan provides that the expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of the notice, this Combined Prospectus/Proxy Statement and the proxy and solicitation of proxies, will be borne by REA. REA will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation material to the beneficial owners of the shares of RGI. In order to obtain the necessary quorum at the Meeting, supplementary solicitation may be made by mail, telephone, telegraph or personal interview. Such solicitation may be conducted by, among others, officers and employees of REA and GCM. REA may retain a proxy solicitation firm at its own expense.

Solicitation and Voting of Proxies

     Solicitation of proxies is being made primarily by the mailing of this Combined Prospectus/Proxy Statement with its enclosures on or about August ___, 1998. A proxy solicitation firm (the "Proxy Solicitor") may be retained to assist in the solicitation of proxies. As the meeting date approaches, shareholders of RGI may receive a call from the Proxy Solicitor if The Royce Fund has not yet received their vote. Authorization to permit the Proxy Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of RGI. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of The Royce Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Proxy Solicitor is required to ask the shareholder for such shareholder's full name, address, social security or employer identification number, title (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), the number of shares owned and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement in the mail. If the information solicited agrees with the information provided to the Proxy Solicitor by The Royce Fund, then the Proxy Solicitor has the responsibility to explain the process, read the proposal listed on the proxy card, and ask for the shareholder's instructions on the proposal. The Proxy Solicitor, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the proxy statement. The Proxy Solicitor will record the shareholder's instructions on the card. Within 72 hours, the Proxy Solicitor will send the shareholder a letter or mailgram to confirm the shareholder's vote and asking the shareholder to call the Proxy Solicitor immediately if the shareholder's instructions are not correctly reflected in the confirmation.

     If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, such shareholder may still submit the proxy card originally sent with the Combined Prospectus/Proxy Statement or attend in person. Any proxy given by a shareholder, whether in writing or by telephone, is revocable. A shareholder may revoke the accompanying proxy or a proxy given telephonically at any time prior to its use by filing with The Royce Fund's Secretary a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given.

Vote Required

     The presence at any shareholders' meeting, in person or by proxy, of the holders of a majority of the shares entitled to be cast shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve or reject any proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law, to permit further solicitation of proxies with respect to any proposal which did not receive the vote necessary for its passage or to obtain a quorum. With respect to those proposals for which there is represented a sufficient number of votes in favor, actions taken at the Meeting will be effective irrespective of any adjournments with respect to any other proposals. Any such adjournment will require the affirmative vote of the holders of a majority of the Fund's shares present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor and will vote against any such adjournment those proxies to be voted against that proposal. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by RGI from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly.

     Approval of the Agreement and Plan of Reorganization will require the affirmative vote of a "majority of the outstanding voting securities" of RGI. The term "majority of the outstanding voting securities" as defined in the 1940 Act and as used in this Combined Prospectus/Proxy Statement means: the affirmative vote of the lesser of (1) 67% of the voting securities of RGI present at the meeting if more than 50% of the outstanding shares of RGI are present in person or by proxy or (2) more than 50% of the outstanding shares of RGI.

     Abstentions will have the effect of a "no" vote. Broker non-votes will have the effect of a "no" vote if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of RGI. Broker non-votes will not constitute "yes" or "no" votes and will be disregarded in determining the voting securities "present" if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the RGI present at the Meeting with respect to the proposal.

Available Information

     The Winter Harbor Fund and The Royce Fund are each registered under the 1940 Act and are subject to the informational requirements of the 1940 Act and, in accordance therewith, each files reports, proxy materials and other information with the Commission. Such reports, proxy materials and other information may be inspected at the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549.

     Copies of such material also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549, at prescribed rates.

Legal Matters

     Certain legal matters in connection with the issuance of the shares of RVF will be passed upon by Verrill & Dana LLP, One Portland Square, Portland, Maine 04112. Verrill & Dana LLP will render an opinion as to certain Federal income tax consequences of the Reorganization.

Financial Statements and Experts

     The audited financial statements of RGI incorporated by reference in the statement of additional information related to this Combined Prospectus/Proxy Statement (the "SAI") have been audited by PricewaterhouseCoopers LLP independent auditors, for the period indicated in their report thereon. Copies of these financial statements may be obtained without charge by contacting REA at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800)
277-5573. There are no financial statements for RVF since it has not yet commenced operations.

                                 OTHER BUSINESS

     The Trustees of The Royce Fund know of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, proxies will be voted in accordance with the judgment of the Board of Trustees of The Royce Fund.

                          PROPOSALS FOR FUTURE MEETINGS

     As a Delaware business trust, The Winter Harbor Fund is not required to hold annual shareholder meetings in any year in which no meeting is required under the 1940 Act. Consequently, The Winter Harbor Fund does not intend to hold annual shareholder meetings each year, but meetings may be called by the Trustees of The Winter Harbor Fund from time to time. Proposals of shareholders that are intended to be presented at a future shareholder meeting must be received by The Winter Harbor Fund by a reasonable time prior to The Winter Harbor Fund's mailing of information statements relating to such meeting.

                                              By Order of the Board of Trustees,



                                              John E. Denneen
                                              Secretary

1414 Avenue of the Americas
New York, New York 10019
August ___, 1998

                                                                      Appendix A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of ____, 1998, by and between The Winter Harbor Fund ("WHF"), a Delaware business trust, with respect to its The REvest Value Fund series (the "New Fund"), with its principal place of business at 511 Congress Street, Portland, Maine 04101, and The Royce Fund, a Delaware business trust ("TRF"), with respect to its The REvest Growth & Income Fund series (the "Existing Fund"), with its principal place of business at 1414 Avenue of the Americas, New York, New York 10019.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368 (a)(1)(F) of the United States Internal Revenue Code of 1986 (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Existing Fund in exchange solely for shares of beneficial interest of the New Fund (the "New Fund Shares") and the assumption by the New Fund of all or substantially all of the liabilities of the Existing Fund and the distribution, after the Closing Date hereinafter referred to, of the New Fund Shares to the shareholders of the Existing Fund in liquidation of the Existing Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement;

     WHEREAS, the New Fund will become a separate investment series of a registered open-end management investment company, the Existing Fund is a separate investment series of such a company and the Existing Fund owns securities which are assets of the character in which the New Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of WHF have determined that the exchange of all or substantially all of the assets of the Existing Fund for New Fund Shares and the assumption of all or substantially all of the liabilities of the Existing Fund by the New Fund on the terms and conditions hereinafter set forth is in the best interests of the New Fund; and

     WHEREAS, the Trustees of TRF have determined that the Existing Fund should exchange all or substantially all of its assets and all or substantially all of its liabilities for New Fund Shares, and that the interests of the existing shareholders of the Existing Fund will not be diluted as a result of the transactions contemplated herein.

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

        TRANSFER OF ASSETS OF THE EXISTING FUND IN EXCHANGE FOR THE NEW
       FUND SHARES AND ASSUMPTION OF THE EXISTING FUND'S LIABILITIES AND
                        LIQUIDATION OF THE EXISTING FUND

     1.1. The Exchange. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Existing Fund agrees to transfer the Existing Fund's assets as set forth in paragraph 1.2 to the New Fund, and the New Fund agrees in exchange therefor (i) to deliver to the Existing Fund the number of New Fund Shares, including fractional New Fund Shares, equal to the number of shares of the Existing Fund that are issued and outstanding as of the time and date set forth in paragraph 2.1, and (ii) to assume all or substantially all of the liabilities of the Existing Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2. Assets to be Acquired. The assets of the Existing Fund to be acquired by the New Fund shall include all property, including without limitation all cash, securities and dividends or interest receivable, which is owned by the Existing Fund and any deferred or prepaid expenses shown as an asset on the books of the Existing Fund on the Closing Date.

     1.3. Liabilities to be Assumed. The Existing Fund will use its best efforts to discharge all of its known liabilities and obligations that are then due and payable prior to the Closing Date. The New Fund shall assume (i) all of the liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Existing Fund prepared by TRF as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period, and (ii) any other liabilities, whether absolute or contingent, accrued or unaccrued, of the Existing Fund that are disclosed to the New Fund in writing at or before the Closing Date or that the Existing Fund can otherwise show were known or should have been known as of the Closing Date by Royce, Ebright & Associates, Inc. ("RE&A"), the investment adviser of the Existing Fund and of the New Fund.

     1.4. Liquidation and Distribution. Immediately after the closing on the Closing Date (the "Liquidation Date"), (i) the Existing Fund will liquidate and distribute pro rata to the Existing Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Existing Fund Shareholders"), the New Fund Shares received by the Existing Fund pursuant to paragraph 1.1, and
(ii) the Existing Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the New Fund Shares then credited to the account of the Existing Fund on the books of the New Fund, to open accounts on the share records of the New Fund in the names of the Existing Fund Shareholders and representing the respective pro rata number of the New Fund Shares due such shareholders. All issued and outstanding shares of the Existing Fund will simultaneously be canceled on the books of the Existing Fund. Certificates representing shares of the Existing Fund shall, following the closing on the Closing Date, represent the same number of New Fund Shares issued in connection with such exchange. In the interest of economy and convenience, certificates representing New Fund Shares will not be physically issued.

     1.5. Ownership of Shares. Ownership of New Fund Shares will be shown on the books of the New Fund's transfer agent. Shares of the New Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Existing Fund, as described in paragraph 5.7.

     1.6. Transfer Taxes. Any transfer taxes payable upon issuance of the New Fund Shares in a name other than the registered holder of the Existing Fund shares on the books of the Existing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such New Fund Shares are to be issued and transferred.

     1.7. Reporting Responsibility. The Existing Fund is and shall remain responsible for preparing, distributing and filing any shareholder reports and regulatory or tax filings as required by Federal or state law relating to the Existing Fund, whether they arise before or after the Closing Date.

     1.8. Termination. The Existing Fund shall be terminated on the Closing Date upon the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

     2.1. Valuation of Assets. The value of the Existing Fund's assets to be acquired by the New Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), after giving effect to the declaration and/or payment of any net investment income dividends and/or capital gain distributions, using the valuation procedures set forth in the Existing Fund's Trust Instrument and its then current prospectus and statement of additional information (such valuation procedures also being those of the New Fund) or such other valuation procedures as shall be mutually agreed upon in writing by the parties.

     2.2. Valuation of Shares. The net asset value of a New Fund Share shall be deemed to be the net asset value of a share of the Existing Fund computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, after giving effect to the declaration and/or payment of any net investment dividends and/or capital gain distributions, using the valuation procedures set forth in the Existing Fund's Trust Instrument and its then current prospectus and statement of additional information.

     2.3. Shares to be Issued. The number of the New Fund Shares to be issued (including fractional shares, if any) in exchange for the Existing Fund's net assets shall be the number of shares of the Existing Fund that are issued and outstanding immediately prior to the Closing on the Closing Date.

     2.4. Determination of Value. All computations of value shall be made by State Street Bank and Trust Company ("State Street"), the custodian for the Existing Fund, in accordance with its regular practice in pricing the shares and valuing the net assets of the Existing Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1. Closing Date. The Closing Date shall be [ ], 1998 or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 o'clock p.m. at TRF's principal place of business in New York, New York, or at such other time and/or place as the parties may agree.

     3.2. Custodian's Certificate. State Street shall deliver at the Closing, or as soon thereafter as reasonably practicable, a certificate of an authorized officer or employee stating that: (i) the Existing Fund's portfolio securities, cash and any other assets shall have been delivered in proper form to Star Bank, N.A. (or its nominee), as custodian for the New Fund, on the Closing Date and
(ii) all necessary taxes, including all applicable Federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of such portfolio securities.

     3.3. Effect of Suspension in Trading. In the event that on the Valuation Date (i) the New York Stock Exchange or another primary trading market for portfolio securities of the Existing Fund shall be closed to trading or trading thereon shall be restricted or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Existing Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4. Transfer Agent's Certificate. National Financial Data Services, Inc., as transfer agent for the Existing Fund, shall deliver at the Closing, or as soon thereafter as reasonably practicable, a certificate of an authorized officer or employee stating that their records contain the names and addresses of the Existing Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Countrywide Fund Services, Inc., as transfer agent for the New Fund, shall issue and deliver at the Closing, or as soon thereafter as reasonably practicable, a confirmation evidencing the New Fund Shares credited to the Existing Fund's account on the books and records of the New Fund on the Closing Date to TRF's Secretary or provide evidence satisfactory to the Existing Fund that such New Fund Shares have been so credited. At the Closing, each party shall deliver to the other such checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1. Representations of the Existing Fund. The Existing Fund represents and warrants to the New Fund as follows:

          (a) The Existing Fund is a separate investment series of a business trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware;

          (b) The Existing Fund is a separate investment series of a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect;

          (c) The current prospectus and statement of additional information of the Existing Fund conform in all material respects, to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act and the rules and regulations of the Commission thereunder;

          (d) TRF is not, and the execution, delivery and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of TRF's Trust Instrument or By-laws or, to its knowledge, of any agreement, indenture, instrument, contract, lease or other undertaking to which TRF is a party and by which the Existing Fund is bound;

          (e) Except as may be disclosed to the New Fund in writing at or before the Closing Date or that the Existing Fund can otherwise show were known or should have been known as of the Closing Date by RE&A, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Existing Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Existing Fund to carry out the transactions contemplated by this Agreement. TRF is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Existing Fund's business or its ability to consummate the transactions herein contemplated. TRF knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects the Existing Fund's business or its ability to consummate the transactions contemplated herein;

          (f) At the Closing Date, all Federal and other tax returns and reports of the Existing Fund required by law to have been filed by such date shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due shall have been paid or provision shall have been made for the payment thereof, and, to TRF's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

          (g) All issued and outstanding shares of the Existing Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Existing Fund (except that, under non-Delaware law, Existing Fund Shareholders could, under certain circumstances, be held personally liable for obligations of the Existing
     Fund). All of the issued and outstanding shares of the Existing Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent, as provided in paragraph 3.4;

          (h) At the Closing Date, the Existing Fund will own the assets to be transferred by it to the New Fund pursuant to paragraph 1.2 and have full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the New Fund will become the owner thereof, subject to no restrictions on the full transfer thereof created by TRF, other than as disclosed to the New Fund in writing at or before the Closing Date or that the Existing Fund can otherwise show were known or should have been known as of the Closing Date by RE&A;

          (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Existing Fund and, subject to approval by the Existing Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Existing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (j) The information to be furnished by TRF for the Existing Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto;

          (k) The proxy statement of the Existing Fund to be included in the Registration Statement referred to in paragraph 5.7 (other than information therein that relates to WHF, RE&A, Gouws Capital Management, Inc. ("GCM") or any of their respective affiliates) will not, on the effective date of the Registration Statement (the "Effective Date") and on the Closing Date, to TRF's knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

          (l) The Statement of Assets and Liabilities of the Existing Fund at December 31, 1997 has been audited by Coopers & Lybrand, independent certified public accountants, and is in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statement (a copy of which has been furnished to the New Fund) presents fairly, in all material respects, the financial position of the Existing Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Existing Fund required to be reflected on a balance sheet (including notes thereto) in accordance with GAAP as of such date not disclosed therein;

          (m) Since December 31, 1997, to TRF's knowledge, there has not been any material adverse change in the Existing Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Existing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the New Fund. For the purposes of this subparagraph (m), a decline in net asset value per share of the Existing Fund due to declines in the values of securities in the Existing Fund's portfolio, the discharge of Existing Fund liabilities or the redemption of Existing Fund shares by the Existing Fund's shareholders shall not constitute a material adverse change; and

          (n) For each taxable year of its operation (including the taxable year including the Closing Date), the Existing Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has computed and will compute its Federal income tax under Section 852 of the Code and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date.

     4.2. Representations of the New Fund. The New Fund represents and warrants to, and covenants with, the Existing Fund as follows:

          (a) WHF is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

          (b) Prior to the Effective Date and on the Closing Date, WHF will be registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act will be in full force and effect;

          (c) As of the Effective Date and on the Closing Date, the current prospectus and statement of additional information of the New Fund (the "New Fund Prospectus"), will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and, to the knowledge of the New Fund, will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that the New Fund makes no representation regarding the accuracy or completeness of information furnished, or representations made, by the Existing Fund pursuant to subparagraphs 4(j) and (k) above;

          (d) WHF is not, and the execution, delivery and performance of this Agreement will not result, in any violation of WHF's Trust Instrument or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which WHF is a party and by which the New Fund is bound;

          (e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the New Fund or any of its properties or assets which, if adversely determined, would adversely affect its financial condition and the conduct of its business or its ability to carry out the transactions contemplated by this Agreement. The New Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which adversely affects its business or its ability to consummate the transactions contemplated herein;

          (f) The New Fund currently has only nominal assets or liabilities, has not issued or agreed to issue any New Fund Shares except for the shares to be issued pursuant to this Agreement (and except for shares that will be cancelled concurrent with the Reorganization), will not issue any New Fund Shares prior to the Closing on the Closing Date and will not commence operations until the first business day after the Closing Date;

          (g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the New Fund, and this Agreement constitutes a valid and binding obligation of the New Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

          (h) The New Fund Shares to be issued and delivered to the Existing Fund, for the account of the Existing Fund Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued New Fund Shares and will be fully paid and non-assessable (except that, under non-Delaware law, shareholders of the New Fund could, under certain circumstances, be held personally liable for obligations of the New Fund);

          (i) The information to be furnished by the New Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

          (j) The Prospectus and Proxy Statement to be included in the Registration Statement (insofar as it relates to WHF, RE&A, GCM or any of their respective affiliates) on the Effective Date and the Closing Date, will not, to the New Fund's knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

          (k) The New Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date;

          (l) The New Fund will elect and qualify to be treated as a "regulated investment company" under Subchapter M of the Code and will be eligible to, and will for its first taxable year which ends after the Closing Date, compute its Federal income tax under Section 852 of the Code;

          (m) Immediately following the distribution referred to in Section 1.4, the shareholders of the Existing Fund will collectively own all the shares of the New Fund solely by reason of owning all the shares of the Existing Fund;

          (n) There is no plan or intention to sell or dispose of any assets acquired from the Existing Fund other than in the ordinary course of business; and

          (o) There is no plan or intention to make redemptions of any New Fund Shares other than in the ordinary course of business.

                                    ARTICLE V

                 COVENANTS OF THE NEW FUND AND THE EXISTING FUND

     5.1. Operation in Ordinary Course. The Existing Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2. Approval of Shareholders. TRF will call a meeting of the shareholders of the Existing Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3. Investment Representation. The Existing Fund covenants that the New Fund Shares to be issued hereunder are not being acquired by it for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4. Additional Information. The Existing Fund will assist the New Fund in obtaining such information as the New Fund reasonably requests concerning the beneficial ownership of the Existing Fund shares.

     5.5. Further Action. Subject to the provisions of this Agreement, the New Fund and the Existing Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6. Statement of Earnings and Profits. As promptly as practicable, but in any case within 75 days after the Closing Date, the Existing Fund shall furnish the New Fund, in such form as is reasonably satisfactory to the New Fund, a statement of the earnings and profits of the Existing Fund for Federal income tax purposes, which will be carried over by the New Fund as a result of Section 381 of the Code, and which will be certified by TRF's President and Treasurer.

     5.7. Preparation of Form N-14 Registration Statement. The Existing Fund will provide the New Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus and Proxy Statement"), which will include the proxy statement referred to in paragraph 4.1(k), all to be included in a Registration Statement on Form N-14 of the New Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Existing Fund to consider approval of this Agreement and the transactions contemplated herein.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE EXISTING FUND

     The obligations of the Existing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the New Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

     6.1. All representations, warranties and covenants of the New Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date, and the New Fund shall have delivered to the Existing Fund a certificate executed in its name by its President and its Treasurer, in a form reasonably satisfactory to the Existing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Existing Fund shall reasonably request; and

     6.2. The Existing Fund shall have received on the Closing Date an opinion from Verrill & Dana, LLP, counsel to WHF, dated as of the Closing Date, in a form reasonably satisfactory to the Existing Fund, to the following effect:

          That (i) the New Fund is a separate series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as proposed to be conducted; (ii) the Agreement has been duly authorized, executed and delivered by the New Fund and is a valid and binding obligation of the New Fund enforceable against the New Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (iii) the New Fund Shares to be issued and delivered to the Existing Fund on behalf of the Existing Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable (except that, under non-Delaware law, shareholders of the New Fund could, under certain circumstances, be held personally liable for obligations of the New Fund); (iv) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the New Fund's Trust Instrument or By-laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the New Fund is a party or by which it or any of its properties may be bound; (v) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the New Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the l934 Act and the 1940 Act, and such as may be required under state securities laws; (vi) insofar as they relate to the New Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown; (vii) such counsel does not know of any legal or governmental proceedings, insofar as they relate to the New Fund, existing on or before the effective date of the Registration Statement or the Closing Date, required to be described in the Registration Statement, which are not described as required; (viii) the New Fund is registered as an investment company under the 1940 Act and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (ix) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the New Fund. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or to the information relating to the Existing Fund, contained in the Prospectus and Proxy Statement, the Registration Statement or the New Fund Prospectus, and that such opinion is solely for the benefit of TRF and the Existing Fund. Such opinion may contain such other assumptions and limitations as shall, in the opinion of Verrill & Dana, LLP, be appropriate to render the opinions expressed.

                                   ARTICLE VII

               CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUND

     The obligations of the New Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Existing Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1. All representations, warranties and covenants of the Existing Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date, and the Existing Fund shall have delivered to the New Fund on the Closing Date a certificate executed in its name by TRF's

President and Treasurer, in form and substance satisfactory to the New Fund and dated as of the Closing Date, to such effect and as to such other matters as the New Fund shall reasonably request;

     7.2. The Existing Fund shall have delivered to the New Fund an unaudited Statement of the Assets and Liabilities of the Existing Fund, together with a list of the Existing Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of TRF; and

     7.3. The New Fund shall have received on the Closing Date an opinion of Howard J. Kashner, Esq. or John E. Denneen, Esq., counsel to TRF, in a form satisfactory to the New Fund, to the following effect:

          That (i) the Existing Fund is a separate investment series of a Delaware business trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted; (ii) the Agreement has been duly authorized, executed and delivered by the Existing Fund and is a valid and binding obligation of the Existing Fund enforceable against the Existing Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (iii) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of TRF's Trust Instrument or By-laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Existing Fund is a party or by which it or any of its properties may be bound; (iv) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Existing Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; (v) insofar as they relate to the Existing Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown; (vi) such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Existing Fund, existing on or before the date of mailing of the Prospectus and Proxy Statement and on the Closing Date, required to be described in the Prospectus and Proxy Statement, which are not described or filed as required; (vii) the Existing Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (viii) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Existing Fund or any of its respective properties or assets and the Existing Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business. Such opinion may contain such other assumptions and limitations as shall be in the opinion of Howard J. Kashner, Esq. or John E. Denneen, Esq. appropriate to render the opinions expressed therein.

                                  ARTICLE VIII

           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUND
                             AND THE EXISTING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Existing Fund or the New Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Existing Fund in accordance with the provisions of TRF's Trust Instrument and By-laws, and certified copies of the resolutions evidencing such approval shall have been delivered to the New Fund. Notwithstanding anything herein to the contrary, neither the New Fund nor the Existing Fund may waive the conditions set forth in this paragraph 8.1;

     8.2. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3. All required consents of other parties and any other consents, orders and permits of Federal and state regulatory authorities (including those of the Commission) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the New Fund or the Existing Fund, provided that either party hereto may for itself waive any of such conditions;

     8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5. The Existing Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Existing Fund all of the Existing Fund's investment company taxable income for all taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain realized in all taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry forward);

     8.6. The parties shall have received a favorable opinion of Verrill & Dana, LLP, addressed to WHF and TRF, satisfactory to both parties, substantially to the effect that, for Federal income tax purposes:

     (i) The transfer of all of Existing Fund's assets in exchange for the New Fund Shares and the assumption by the New Fund of all or substantially all of the liabilities of Existing Fund followed by the distribution of the New Fund Shares to Existing Fund shareholders in dissolution and liquidation of Existing Fund, will constitute a "reorganization" within the meaning of Section 368(a)(l)(F) of the Code, and New Fund and Existing Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by New Fund upon the receipt of the assets of Existing Fund solely in exchange for the New Fund Shares and the assumption by the New Fund of the liabilities of Existing Fund; (iii) no gain or loss will be recognized by Existing Fund or upon the transfer of Existing Fund's assets to New Fund in exchange for the New Fund Shares and the assumption by New Fund of the liabilities of Existing Fund or upon the distribution (whether actual or constructive) of the New Fund Shares to Existing Fund shareholders in exchange for their shares of Existing Fund; (iv) no gain or loss will be recognized by Existing Fund shareholders upon the exchange of their Existing Fund shares for the New Fund Shares in liquidation of Existing Fund; (v) the aggregate tax basis for the New Fund Shares received by each Existing Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of Existing Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the New Fund Shares to be received by each Existing Fund shareholder will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder (provided the Existing Fund shares were held as capital assets on the date of the Reorganization); and (vi) the tax basis of the Existing Fund assets acquired by New Fund will be the same as the tax basis of such assets to Existing Fund immediately prior to the Reorganization, and the holding period of the assets of Existing Fund in the hands of New Fund will include the period during which those assets were held by Existing Fund.

     Notwithstanding anything herein to the contrary, neither the New Fund nor the Existing Fund may waive the condition set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

     9.1. All expenses of the transactions contemplated by this Agreement incurred by the New Fund and/or by the Existing Fund will be borne by RE&A and GCM. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the New Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws in respect of the New Fund Shares to be issued in connection herewith in each state in which the shareholders of the Existing Fund are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees; and (viii) solicitation cost of the transactions; provided, however, that neither the New Fund or RE&A shall be responsible for in-house personnel costs of TRF, Royce & Associates, Inc. or their respective affiliates. Notwithstanding the foregoing, neither the New Fund or RE&A shall be responsible for the legal fees of the Existing Fund's outside counsel unless (i) such fees are reasonably incurred with respect to the Reorganization, and (ii) the New Fund receives prior notice of the retention of such counsel and the purpose of such retention.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1. Neither party has made any representation, warranty or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties.

     10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

     11.1. This Agreement may be terminated by the mutual agreement of the New Fund and the Existing Fund. In addition, either the New Fund or the Existing Fund may, at its option, terminate this Agreement at or prior to the Closing Date, notwithstanding approval of this Agreement by the Existing Fund Shareholders, because:

          (a) of a breach by the other of any representation, warranty or covenant contained herein to be performed at or prior to the Closing Date, if not cured within 15 days, or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the New Fund or the Existing Fund, TRF or their respective trustees or officers, to the other party or its trustees or officers, but RE&A and GCM shall bear the expenses incurred by the New Fund and/or by the Existing Fund incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Existing Fund and the New Fund; provided, however, that following the meeting of the shareholders of the Existing Fund called by TRF pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the New Fund Shares to be issued to the Existing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

                                     NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, overnight courier or certified mail, addressed to if to the New Fund:

                  The Winter Harbor Fund
                  511 Congress Street
                  Portland, Maine 04101
                  Attn:  Jennifer E. Goff,
                         President

     if to the Existing Fund:

                  The Royce Fund
                  1414 Avenue of the Americas
                  New York, New York  10019
                  Attn:  John D. Diederich,
                         Director of Administration

                                   ARTICLE XIV

          HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION
                                  OF LIABILITY

     14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

     14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give anyone, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5. It is expressly agreed to that the obligations of the New Fund and of the Existing Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of WHF or TRF, personally, but bind only the trust properties of the New Fund and of the Existing Fund, as provided in their respective Trust Instruments. The execution and delivery of this Agreement have been authorized by the Trustees of WHF and TRF on behalf of the New Fund and the Existing Fund, respectively, and signed by authorized officers of WHF and TRF, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective trust properties of WHF and TRF as provided in their Trust Instruments.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement as of the date first written above.

                                       THE WINTER HARBOR FUND
                                       on behalf of The REvest Value Fund



                                       By:--------------------------------
                                          Jennifer E. Goff,  President



                                       THE ROYCE FUND,
                                       on behalf of The REvest Growth &
                                       Income Fund



                                       By:--------------------------------
                                          Name:
                                          Title:



     In order to induce The Royce Fund ("TRF") to enter into and perform the foregoing Agreement and Plan of Reorganization, Royce, Ebright & Associates, Inc. hereby personally guaranties to TRF, for the benefit of its The REvest Growth & Income Fund series, the accuracy of the representations and warranties of The REvest Value Fund (the "New Fund") as set forth in such Agreement and Plan of Reorganization and the full and timely payment and performance when due of all of the obligations of the New Fund thereunder, as such representations, warranties and obligations may be changed or otherwise modified from time to time.



                                            ------------------------------------
                                            Jennifer E. Goff,
                                            as President
                                            of Royce, Ebright & Associates, Inc.

                                                                      Appendix B


                      Prospectus of The Winter Harbor Fund


     Please refer to the enclosed Prospectus of The Winter Harbor Fund dated ___________________, 1998.

[Note: The prospectus for The Winter Harbor Fund will be presented to shareholders as a separate document. It will accompany, and is referenced in, the Combined Prospectus Proxy Statement.]

PROSPECTUS May XX, 1998

The REvest Value Fund
A No-Load Mutual Fund Managed in Maine

Managed by Ebright Investments, Inc.(formerly Royce, Ebright & Associates, Inc.)

A Series of The Winter Harbor Fund

The REvest Value Fund
Prospectus -- [date]
---------------------------------------------------------------------------

NEW ACCOUNT AND GENERAL INFORMATION: Investor Information -- 1-800-277-5573
---------------------------------------------------------------------------

SHAREHOLDER SERVICES -- 1-877-4REVEST (877-473-8378)
---------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

The REvest Value Fund (the "Fund") primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments are selected on a value basis and are primarily limited to small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders. There can be no assurance that the Fund will achieve its objectives.

The Fund is a no-load series of The Winter Harbor Fund (the "Trust"), a diversified open-end management investment company. The Trust is currently offering shares of only one series. The Fund's predecessor, The REvest Growth & Income Fund, was a series of The Royce Fund.


----------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

This Prospectus sets forth concisely the information that you should know about the Fund before you invest. It should be retained for future reference. A "Statement of Additional Information" ("SAI"), containing further information about the Fund and the Trust, has been filed with the Securities and Exchange Commission. The SAI is dated May XX, 1998 and has been incorporated by reference into this Prospectus. A copy may be obtained without charge by writing to the Trust or calling Investor Information.

----------------------------------------------------------------------------

TABLE OF CONTENTS                            Page
Fund Expenses                                Open Item
Financial Highlights                         Open Item
Investment Performance                       Open Item
Investment Objectives                        Open Item
Investment Policies                          Open Item
Investment Risks                             Open Item
Investment Limitations                       Open Item
Management of the Trust                      Open Item
Size Limitations                             Open Item
General Information                          Open Item
Dividends, Distributions and Taxes           Open Item
Net Asset Value Per Share                    Open Item
SHAREHOLDER GUIDE                            Open Item
Opening an Account and Purchasing Shares     Open Item
Choosing a Distribution Option               Open Item
Important Account Information                Open Item
Redeeming Your Shares                        Open Item
Exchange Privilege                           Open Item
Transferring Ownership                       Open Item
Other Services                               Open Item
----------------------------------------------------------------------------

The Securities and Exchange Commission has not approved any fund's shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.
----------------------------------------------------------------------------

A Series of The Winter Harbor Fund


FUND EXPENSES

The Fund is no-load and has no 12b-1 fees.

The following table illustrates all expenses and fees that you would incur as a shareholder of the Fund.

Shareholder Transaction Expenses

Sales Load Imposed on Purchases                               None
Sales Load Imposed on Reinvested Dividends                    None
Redemption Fee:
         1 Year or More After Initial Purchase                None
Early Redemption Fee:
         Less Than 1 Year After Initial Purchase              1.00%

Annual Fund Operating Expenses
         Management Fees                                      1.00%
         Other Expenses                                        .26%
                                                             ------
         Total Operating Expenses                             1.26%

-------------------

         The amounts of expenses and fees are those incurred during the Fund's most recent fiscal year ended December 31, 1997. The adviser has agreed to limit the Fund's expense ratio to 1.30% through December 31, 1999. The adviser and sub-adviser have agreed to waive fees, in equal amounts, in order to maintain this expense ratio. For a further discussion of these fees, see "Management of the Trust".

         The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Fund.

         The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

         1 Year            3 Years          5 Years           10 Years
         $13               $40              $69               $152

         These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown.

----------------------------------------------

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

         The Fund is the successor to The REvest Growth & Income Fund. The following financial highlights are part of The REvest Growth & Income Fund's financial statements, which have been audited by PricewaterhouseCoopers L.L.P. (formerly known as Coopers & Lybrand L.L.P.), independent accountants. Such financial statements, accompanying notes and PricewaterhouseCoopers' reports on them are included in The REvest Growth & Income Fund's Annual Report to Shareholders for 1997 and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the fund's performance is contained elsewhere in this Prospectus and in The REvest Growth & Income Fund's Annual Report to Shareholders for 1997, which may be obtained without charge by calling Investor Information.


                                            Year              Year              Year             8/1/94
                                            Ended             Ended             Ended            to
                                            12/31/97          12/31/96          12/31/95         12/31/94
                                            --------          --------          --------         --------
Net Asset Value, Beginning of Period        $12.21            $10.73             $9.66            $10.00
   Investment Operations:
   Net investment income                      0.21              0.21              0.18              0.04
   Net realized and unrealized gain (loss)
   on investments                             2.64              2.16              1.38             (0.33)
     Total from Investment Operations         2.85              2.37              1.56             (0.29)
   Dividends and Distributions:
   Net investment income                     (0.19)            (0.21)            (0.17)            (0.05)
   Net realized gain on investments          (1.87)            (0.68)            (0.32)           -------
     Total Dividends and Distributions       (2.06)            (0.89)            (0.49)            (0.05)
Net Asset Value, End of Period              $13.00            $12.21            $10.73            $ 9.66
Total Return:                                23.5%             22.3%             16.2%             (2.9%)
Ratios/Supplemental Data:
Net Assets, End of Period (000's)          $38,886           $42,099           $35,804           $21,676
Ratio of Expenses to
Average Net Assets (a)                        1.26%             1.29%             1.30%             1.42%*


Ratio of Net Investment Income
to Average Net Assets (a)                     1.60%             1.78%             1.73%             1.45%*
Portfolio Turnover Rate                         54%               64%               53%                5%
Average Commission Rate Paid+              $0.0594           $0.0580           -------           -------
-------------------

* Annualized.
(a) The ratio of expenses to average net assets before waiver of fees by the investment adviser for the Fund would have been 1.78% for the period ended December 31, 1994.

+ For fiscal years beginning in 1996, The REvest Growth & Income Fund is required to disclose its average commission rate paid per share for purchases and sales of investments.
----------------------------------------------

INVESTMENT PERFORMANCE

         Total return is the change in value over a given period for a continuous shareholder, assuming reinvestment of dividends and capital gains distributions.

         From time to time, the Fund may include in communications to current or prospective shareholders figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in the Fund from the beginning to the end of the stated period and assumes redemption at the end of the period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in the Fund from the beginning until the end of the stated period.

         Total returns are historical measures of past performance and are not intended to indicate future performance. Both rates of return assume the reinvestment of all net investment income dividends and capital gains distributions. The figures below are those of the Fund's predecessor, The REvest Growth & Income Fund. These figures are used since The REvest Growth & Income Fund's investment objectives and investment policies, strategies and risks are substantially identical to those of the Fund. The figures do not reflect the Fund's early redemption fee because it applies only to redemptions in accounts open for less than one year. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         The average annual total returns for the Fund (formerly The REvest Growth & Income Fund), the S&P 500 and the Russell 2000 for the periods indicated below were:

                                            Year              3-Years            8/1/94*
                                            Ended             Ended              to
                                            12/31/97          12/31/97           12/31/97
                                            --------          --------           --------
REvest average annual total return          23.5%             20.6%              16.9%
S&P 5001 average annual total return        33.4%             31.3%              27.5%
Russell 20002 average annual total return   22.4%             22.3%              20.5%

1 The S&P 500 Composite Stock Price Index is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

2 The Russell 2000 Index, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return based on price appreciation or depreciation and includes dividends.

* Commencement of Operations - August 1, 1994
----------------------------------------------

INVESTMENT OBJECTIVES

         The Fund primarily seeks long-term growth and secondarily current income by investing in a broadly diversified portfolio of common stocks and convertible securities. Prospective portfolio investments are selected on a value basis and are primarily limited to small and medium-sized companies viewed by the Fund's investment adviser as having attractive financial characteristics and/or "vitality factors". Vitality factors are those factors (e.g., an active acquisition program, stock buy-back program and/or cost reduction program) that should, in the investment adviser's judgment, allow a company to build future, incremental value for shareholders. Since certain risks are inherent in owning any security, there can be no assurance that the Fund will achieve its objectives.

         The investment objectives of primarily long-term growth and secondarily current income are fundamental and may not be changed without the approval of a majority of the Fund's voting shares, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

----------------------------------------------

INVESTMENT POLICIES

         The Fund invests on a "value" basis

         Ebright Investments, Inc. (formerly named Royce, Ebright & Associates, Inc.), the Fund's investment adviser, uses a "value" method in managing the Fund's assets. In its selection process, Ebright Investments, Inc. ("EII") considers a company's cash flows, its balance sheet quality, an understanding of various internal returns indicative of profitability and its growth prospects in trying to relate such factors to the price of a given security. With regard to each portfolio security in which the Fund invests, EII seeks to identify a "valuation discrepancy" between the security's then current market price and its "business worth," that is, what a knowledgeable buyer would pay for the entire company, based on an appraisal of its financial characteristics and/or growth prospects.

         After this appraisal of value process is completed, EII then, in addition, seeks to identify and evaluate "vitality factors", which are those characteristics of a portfolio company that should result in the building of future value for shareholders. Examples of such "vitality factors" include research and development efforts, new products, new market development efforts, the redeployment of underutilized assets, an active acquisition program, stock buy-back program, cost reduction program and investments in new technologies or processes.

         The portfolio, therefore, is a collection of securities that EII believes have all been purchased at a discount to their real "business worth" and possess, in addition, "vitality factors" that should allow them to build future incremental value for shareholders. EII believes that profits can come both from the continued success and growth of each portfolio company as well as the eventual elimination of each security's valuation discrepancy.

         The Fund invests primarily in small and medium-sized companies.

         EII believes that there are many high quality companies in the "small-cap" and "mid-cap" sectors that have above average growth prospects but are not widely followed or understood by investors. EII seeks to identify and invest in such companies when their securities can be purchased at appropriate discounts to EII's assessment of their "business worth".

         In accordance with its objectives of seeking primarily long-term growth (realized and unrealized) and secondarily current income, the Fund will normally invest at least 90% of its assets in common stocks, convertible preferred stocks and convertible bonds. At least 80% of these allowable securities will be income-producing, and at least 80% of allowable securities will be issued by companies with stock market capitalizations between $200 million and $2 billion at the time of investment. The Fund will normally have a weighted average market capitalization size in excess of $500 million. The remainder of the Fund's assets may be invested in securities with lower or higher market capitalizations, non-dividend paying common stocks and non-convertible fixed income securities. The securities in which the Fund invests may be traded on securities exchanges or in the over-the-counter market. While most of the Fund's securities will be income-producing, the composite yield of the Fund's securities may be either higher or lower than the composite yield of the stocks in the S&P 500 Index.


----------------------------------------------

INVESTMENT RISKS

         The Fund is subject to certain investment risks.

         As a mutual fund investing primarily in common stocks and/or securities convertible into common stocks, the Fund is subject to market risk, that is, the possibility that common stock prices will decline over short or even extended periods. The Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, EII's investment method requires a long-term investment horizon. The Fund should not be used by "market timers".

----------------------------------------------

INVESTMENT LIMITATIONS


         The Fund has adopted a number of fundamental investment policies, designed to reduce its exposure to specific situations, which may not be changed without the approval of a majority of its outstanding voting shares, as that term is defined in the 1940 Act. These policies are set forth in the Statement of Additional Information and provide, among other things, that the Fund will not:

         (1) with respect to 75% of its assets, invest more than 5% of its assets in the securities of any one issuer (excluding obligations of the U.S. Government), or acquire more than 10% of the outstanding voting securities of any one issuer;

         (2) invest more than 25% of its assets in any one industry; or

         (3) invest in companies for the purpose of exercising control of management.

Other Investment Practices:

         In addition to investing primarily in the equity and fixed income securities described above, the Fund may follow a number of additional investment practices.

Short-term fixed income securities:

         The Fund may invest in short-term fixed income securities for temporary defensive purposes, to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. These securities consist of United States Treasury bills, domestic bank certificates of deposit, high-quality commercial paper and repurchase agreements collateralized by U.S. Government securities. In a repurchase agreement, a bank sells a security to the Fund at one price and agrees to repurchase it at the Fund's cost plus interest within a specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased. Should the Fund implement a temporary defensive investment policy, its investment objectives may not be achieved.

Foreign securities

         The Fund may invest up to 5% of its net assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Fund.

Lower-rated debt securities

         The Fund may also invest no more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities, which are below investment grade. The Fund does not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors Service, Inc. or CCC by Standard & Poor's Corporation or, if unrated, determined to be of comparable quality.

Portfolio Turnover

         Although the Fund generally seeks to invest for the long term, it retains the right to sell securities regardless of how long they have been held. For the years ended December 31, 1997, 1996 and 1995, The REvest Growth & Income Fund experienced portfolio turnover rates of 54%, 64% and 53%, respectively. Higher portfolio turnover rates would increase the Fund's transaction costs, including brokerage commissions.

----------------------------------------------

MANAGEMENT OF THE TRUST

Investment Adviser

         The Trust's business and affairs are managed under the direction of its Board of Trustees. Ebright Investments, Inc. ("EII"), the Fund's investment adviser, is responsible for the management of the Fund's portfolio of investments, subject to the authority of the Board of Trustees. EII, located at 511 Congress Street, Portland, Maine, is an independent investment advisory firm, founded in 1994 and registered as an investment adviser with the Securities and Exchange Commission. EII was formerly known as Royce, Ebright & Associates, Inc. EII was the investment adviser to The REvest Growth & Income Fund, which commenced operations as a series of The Royce Fund on August 1, 1994. On {OPEN ITEM}, 1998, The REvest Growth & Income Fund ceased to be a series of The Royce Fund and was reorganized into the Fund as the sole series of the Trust. This reorganization consisted of the transfer of all of the assets of The REvest Growth & Income Fund to the Fund in exchange solely for shares of beneficial interest of the Fund, the assumption by the Fund of all of the liabilities of The REvest Growth & Income Fund, and the distribution of shares of the Fund to shareholders of The REvest Growth & Income Fund upon liquidation of The REvest Growth & Income Fund.

         The Fund's portfolio is managed by Jennifer E. Goff, President of EII. She has been a director and a shareholder of EII since its inception. Jennifer succeeded her father, Thomas R. Ebright, as President when Mr. Ebright passed away in 1997. Prior to assuming the office of President, Ms. Goff was Vice President and Assistant Portfolio Manager. During the last five years, Ms. Goff has worked full-time as a security analyst at Royce & Associates, Inc. (formerly Quest Advisory Corp.) and completed her graduate studies in Finance at Columbia University (M.B.A. `96). While Ms. Goff is responsible for EII's investment management activities, EII has entered into a sub-advisory agreement with Gouws Capital Management, Inc. to share resources in growing and managing the Fund.

         As compensation for its services to the Fund, EII is entitled to receive advisory fees equal to 1.00% per annum of the first $50 million of the Fund's average net assets and 0.75% per annum of any additional average net assets over $50 million. These fees are payable monthly from the assets of the Fund. For 1997, the fees paid to EII by The REvest Growth & Income Fund were 1.00% of its average net assets.

Investment Sub-adviser

         EII has retained Gouws Capital Management, Inc. ("GCMI") to provide investment sub-advisory and marketing support services to the Fund. GCMI, located at 511 Congress Street, Portland, Maine, is an independent investment advisory firm, founded in 1984 and registered as an investment adviser with the Securities and Exchange Commission. GCMI's principal and President, Johann H. Gouws, is not engaged in any other business or profession other than his involvement in establishing Acadia Trust, N.A. ("AT"), an affiliated trust company. GCMI provides investment advisory services to AT, who acts as a custodian for GCMI's approximately $1 billion in client assets. GCMI has a value orientation and emphasizes in-depth fundamental analysis and company visitation similar to EII.

         Although EII alone will determine the investments that will be purchased, retained or sold by the Fund, GCMI will assist EII in such determinations. GCMI will also, at the direction of EII, be responsible for placing purchase and sell orders for investments with broker-dealers, and for other related transactions. GCMI has agreed to provide services in accordance with the Fund's investment objectives, policies and restrictions.

         Directly assisting EII with the portfolio management of the Fund will be Jan F. Macleod, a Vice President and Director of Research for GCMI. Prior to joining GCMI in 1996, Ms. Macleod was with Ram Trust Services in Portland, Maine. Ms. Macleod received her M.B.A. from the University of Chicago in Chicago, Illinois. Gregg A. Marston will also directly assist EII. Mr. Marston is a Senior Vice President for GCMI and the sole manager of GCMI's Small Cap Value common trust. Mr. Marston received his B.S. from the University of Vermont in Burlington, Vermont.

         As compensation for its services to the Fund, GCMI is entitled to receive sub-advisory fees from EII equal to one-half the net profit (net profit shall mean the advisory fee paid to EII minus all of EII's expenses, including Ms. Goff's salary and benefits, and the preferential distribution). GCMI is also entitled to a preferential distribution equal to Ms. Goff's salary and benefits. Concurrent with the reorganization of the Fund and as compensation for their part in AT's paying half the expenses incurred in the reorganization, two of the principals of AT, Johann H. Gouws and Richard E. Curran, Jr. will receive forty-eight percent (48%) of the outstanding voting common stock of EII. Ms. Goff and her sister, Ellen E. Carlton, will own the remaining fifty-two percent (52%) of the outstanding voting common stock of EII.

Administrator

         Countrywide Fund Services, Inc. ("Countrywide") located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, serves as administrator to the Fund. Countrywide is a wholly-owned indirect subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. As compensation, the Trust shall pay Countrywide a monthly fee at the annual rate of .09% of the Fund's average daily net assets up to $100 million; .075% of such assets from $100 million to $200 million; and .05% of such assets in excess of $200 million. However, Countrywide shall be paid at least $2,000 per month for its services for each series of the Fund.

Distribution

         CW Fund Distributors, Inc. ("CW Fund") located at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202, acts as distributor of the Fund's shares. EII may pay, to unaffiliated broker-dealers, financial institutions or other service providers who introduce investors to the Fund and/or provide certain administrative services to those of their customers who are Fund shareholders, up to .25% of the assets invested in the Fund by their customers. Compensation paid in connection with such programs may include payments from the Fund for certain shareholder-related services being provided to the Fund. When shares of the Fund are purchased in this way, the service provider, rather than its customer, may be the shareholder of record of the Fund's shares. Investors should read the program materials provided by the service provider, including information regarding fees which may be charged, in conjunction with this Prospectus. Certain shareholder servicing features of the Fund may not be available or may be modified in connection with the program of services offered.

Brokerage Allocation

         EII selects the brokers who execute the purchases and sales of the Fund's portfolio securities and may have orders placed with brokers who provide brokerage and research services to EII. EII and GCMI are authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for the same transaction.

Custodian

         The custodian for the securities, cash and other assets of the Fund is Star Bank, N.A.

----------------------------------------------

YEAR 2000 DISCLOSURE

         Like other mutual funds, financial and other business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by EII and other service providers to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000. EII and the administrator are taking steps to address the Year 2000 issue with respect to the computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid adverse impact on the Fund from this problem.
----------------------------------------------

SIZE LIMITATIONS

         If the Fund's assets total $350 million or more on December 31 of any year, then the Fund will, commencing on March 1 of the next year, cease selling shares to any new investors and will not resume selling its shares to new investors unless and until its assets total $250 million or less on the last day of any subsequent calendar quarter, in which case it may resume sales to new investors on the first day of the next calendar quarter and continue them subject to the $350 million limitation. Shareholders at the time of closure will be able to purchase new shares after the Fund has closed.

----------------------------------------------

GENERAL INFORMATION

         The Winter Harbor Fund (the "Trust") is a Delaware business trust registered with the Securities and Exchange Commission as an open-end, diversified management investment company. The Trustees have the authority to issue an unlimited number of shares of beneficial interest, without shareholder approval, and these shares may be divided into an unlimited number of series. Shareholders are entitled to one vote per share. Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

         Meetings of shareholders will not be held except as required by the 1940 Act or other applicable law. A meeting will be held to vote on the removal of a Trustee or Trustees of the Trust if requested in writing by the holders of not less than 10% of the outstanding shares of the Trust.


----------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

         The Fund pays dividends from net investment income quarterly and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder chooses otherwise.

         Shareholders will receive information annually as to the tax status of distributions made by the Fund for the calendar year. For Federal income tax purposes, all distributions by the Fund are taxable to shareholders when declared, whether received in cash or reinvested in shares. Distributions paid from the Fund's net investment income and short-term capital gains are taxable to shareholders as ordinary income dividends. A portion of the Fund's dividends may qualify for the corporate dividends-received deduction, subject to certain limitations. The portion of the Fund's dividends qualifying for such deduction is generally limited to the aggregate taxable dividends received by the Fund from domestic corporations. Distributions paid from long-term capital gains of the Fund are treated as long-term capital gains, regardless of how long the shareholder has held Fund shares.

         If a shareholder disposes of shares held for six months or less at a loss, such loss will be treated as a long-term capital loss to the extent of any long-term capital gains reported by the shareholder with respect to such shares. A loss realized on a taxable disposition of Fund shares may be disallowed to the extent that additional Fund shares are purchased (including by reinvestment of distributions) within 30 days before or after such disposition.

         The redemption of shares is a taxable event, and a shareholder may realize a capital gain or capital loss. The Fund will report to redeeming shareholders the proceeds of their redemptions. However, because the tax consequences of a redemption will also depend on the shareholder's basis in the redeemed shares for tax purposes, shareholders should retain their account statements for use in determining their tax liability on a redemption.

         At the time of a shareholder's purchase, the Fund's net asset value may reflect undistributed income or capital gains. A subsequent distribution of these amounts by the Fund will be taxable to the shareholder even though the distribution economically is a return of part of the shareholder's investment.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to non-corporate shareholders who have not complied with Internal Revenue Service taxpayer identification regulations. Shareholders may avoid this withholding requirement by certifying on the Account Application Form their proper Social Security or Taxpayer Identification Number and certifying that they are not subject to backup withholding.

         The discussion of Federal income taxes above is for general information only. The Statement of Additional Information includes an additional description of Federal income tax aspects that may be relevant to a shareholder. Shareholders may also be subject to state and local taxes on their investment. Investors should consult their own tax advisers concerning the tax consequences of an investment in the Fund.

----------------------------------------------

NET ASSET VALUE PER SHARE

         Net asset value per share (NAV) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern
Time) on each day it is open for business. The New York Stock Exchange is normally closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Fund shares are purchased and redeemed at their net asset value per share next determined after an order is received by the Fund's transfer agent. The net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund.

         In determining net asset value, securities listed on an exchange or the Nasdaq National Market System are valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations are taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.
----------------------------------------------

SHAREHOLDER GUIDE

OPENING AN ACCOUNT AND PURCHASING SHARES

         The Fund's shares are offered on a no-load basis. To open a new account, other than an IRA or 403(b)(7) account, either by mail, by wire or through broker-dealers, simply complete and return the Account Application. Separate forms must be used for opening IRA's or 403(b)(7) accounts; please call Investor Information at 1-800-277-5573 if you need these forms. Please indicate the amount you wish to invest. Your initial purchase must be at least $2,000 except for IRA's and accounts establishing an Automatic Investment Plan, which have $500 minimums. If you need assistance with the Account Application Form or have any questions about the Fund, please call Investor Information at 1-800-277-5573.

         Subsequent investments may be made by mail, wire, or Automatic Investment (a system of electronic funds transfer from your bank account), or Direct Deposit.

-------------------

Purchasing By Mail:

Complete and sign the enclosed Account Application Form

NEW ACCOUNT

Please include the amount of your initial investment on the Application Form, make your check payable to "The REvest Value Fund", and mail to:
The REvest Value Fund
P.O. Box 5354
Cincinnati, OH 45201-5354

For express or registered mail, send to:
The REvest Value Fund
312 Walnut Street
21st Floor
Cincinnati, OH 45202

ADDITIONAL INVESTMENTS TO EXISTING ACCOUNTS

         Additional investments should include the Invest-by-Mail remittance form attached to your Fund confirmation statements. Please make your check payable to "The REvest Value Fund", write your account number on your check and, using the return envelope provided, mail to the address indicated on the Invest-by-Mail form.

         All written requests should be mailed to one of the addresses indicated for new accounts.

-------------------

Purchasing By Wire:

Before wiring: Please contact Shareholder Services at 1-877-4REVEST for wiring instructions. To ensure proper receipt, please be sure your bank includes the name of the Fund and your order number or account number. If you are opening a new account, you must call Shareholder Services, complete the Account Application Form and mail it to the "New Account" address above after completing your wire arrangement. Note: Federal Funds wire purchase orders will be accepted only when the Fund and Custodian are open for business.

------------------

Purchasing By Automatic Investment:

         The Automatic Investment Plan allows you to make regular, automatic transfers ($50 minimum) from your bank account to purchase shares in your Winter Harbor Fund account on the 15th or last day of the month. To establish the Automatic Investment Plan, please provide the appropriate information on the Account Application Form and attach a voided check.

Purchasing By Direct Deposit

         The Payroll Direct Deposit Plan and Government Direct Deposit Plan let you have investments ($50 minimum) made from your net payroll or government check into your existing Winter Harbor Fund account each pay period. Your employer must have direct deposit capabilities through ACH (Automated Clearing House) available to its employees. You may terminate participation in these programs by giving written notice to your employer or government agency, as appropriate. The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institution transmitting payments.

         To initiate a Direct Deposit Plan, you must complete an Authorization for Direct Deposit form, which may be obtained from Investor Information by calling 1-800-277-5573.

----------------------------------------------

CHOOSING A DISTRIBUTION OPTION

You may select one of three distribution options:

1. Automatic Reinvestment Option: Both net investment income dividends and capital gains distributions will be reinvested in additional Fund shares. This option will be selected for you automatically unless you specify one of the other options.

2. Cash Dividend Option: Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

3. All Cash Option: Both dividends and capital gains distributions will be paid in cash.

You may change your option by calling Shareholder Services at 1-877-4REVEST.

----------------------------------------------

IMPORTANT ACCOUNT INFORMATION

         The easiest way to establish optional services on your account is to select the options you desire when you complete your Account Application Form. If you want to add shareholder options later, you may need to provide additional information and a signature guarantee. Please call Shareholder Services at 1-877-4REVEST for further assistance.

Signature Guarantees

         For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from banks, brokerage firms and any other guarantor that our transfer agent deems acceptable. A signature guarantee cannot be provided by a notary public.

Broker/Dealer Purchases

         If you purchase Fund shares through a registered broker-dealer or investment adviser, the broker-dealer or adviser may charge a service fee.

Telephone Transactions

         Neither the Fund nor its transfer agent will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The transfer agent uses certain procedures to confirm that telephone instructions are genuine, which may include requiring some form of personal identification prior to acting on the instructions, providing written confirmation of the transaction and/or recording incoming calls, and if it does not follow such procedures, the Fund or the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.

Nonpayment

         If your check or wire does not clear, the transaction will be canceled and you will be responsible for any loss the Fund incurs. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred.

Trade Date for Purchases

         Your trade date is the date on which share purchases are credited to your account. If your purchase is made by check or Federal Funds wire and is received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time), your trade date is the date of receipt. If your purchase is received after the close of regular trading on the Exchange, your trade date is the next business day. Your shares are purchased at the net asset value determined on your trade date.

         In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Fund will accept only a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a United States correspondent bank.

         The Trust reserves the right to suspend the offering of Fund shares to new investors. The Trust also reserves the right to reject any specific purchase request.

----------------------------------------------

REDEEMING YOUR SHARES

         You may redeem any portion of your account at any time. You may request a redemption in writing or by telephone. Redemption proceeds normally will be sent within two business days after the receipt of the request in Good Order.

-------------------

Redeeming By Mail

         Requests should be mailed to: The REvest Value Fund, P.O. Box 5354, Cincinnati, OH 45201-5354. (For express or registered mail, send your request to: The REvest Value Fund, 312 Walnut Street, 21st Floor, Cincinnati, OH 45202). The redemption price of shares will be their net asset value next determined after the Transfer Agent has received all required documents in Good Order.

Definition of Good Order

Good Order means that the request includes the following:

1.    The account number and Fund name.

2.    The amount of the transaction (specified in dollars or shares).

3.    Signatures of all owners exactly as they are registered on the account.

4. Signature guarantees if either the value of the shares being redeemed exceeds $25,000 or if the payment is to be sent to an address other than the address of record or is to be made to a payee other than the shareholder.

5. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

         If you have any questions about what is required as it pertains to your request, please call Shareholder Services at 1-877-4REVEST.

Redeeming by Telephone

         Shareholders who have not established Automatic Withdrawal may redeem up to $25,000 of their Fund shares by telephone, provided the proceeds are mailed to their address of record. To redeem shares by telephone, you or your pre-authorized representative may call Shareholder Services at 1-877-4REVEST. Redemption requests received by telephone prior to the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) are processed on the day of receipt; redemption requests received by telephone after the close of regular trading on the Exchange are processed on the business day following receipt. Telephone redemption service is not available for Trust-sponsored retirement plan accounts or if certificates are held. Telephone redemptions will not be permitted for a period of sixty days after a change in the address of record. See also "Important Account Information - Telephone Transactions".

Redeeming By Automatic Withdrawal

         If you select the Automatic Withdrawal option, shares will be automatically redeemed from your Fund account and the proceeds transferred to your bank account according to the schedule you have selected. You must have at least $25,000 in your Fund account to establish the Automatic Withdrawal option.

Redeeming By Wire

         The Wire Redemption option lets you redeem up to $25,000 of shares from your Fund account by telephone and transfer the proceeds directly to your bank account. You may elect Wire Redemptions on the Account Application Form or call Shareholder Services at 1-877-4REVEST for further assistance. There may be a charge from the Transfer Agent and/or your bank for this service.

Important Redemption Information

         If you are redeeming shares recently purchased by check or Automatic Investment Plan, the proceeds of the redemption may not be sent until payment for the purchase is collected, which may take up to fifteen calendar days. Otherwise, redemption proceeds must be sent to you within seven days of receipt of your request in Good Order.

         If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be processed at the net asset value next determined after your request has been received by the Transfer Agent in Good Order. The Trust reserves the right to revise or terminate the telephone redemption privilege at any time.

         The Trust may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission.

         Although redemptions have always been made in cash, the Fund may redeem in kind under certain circumstances.

Early Redemption Fee

         In order to discourage short-term trading, an early redemption fee of 1% of the net asset value of the shares being redeemed is imposed if a shareholder redeems shares of the Fund less than one year after becoming a shareholder. The fee is payable to the Fund out of the redemption proceeds otherwise payable to the shareholder and is used to offset the costs associated with redemptions. No redemption fee will be payable by shareholders who are (1) employees or representatives of the Trust or EII or members of their immediate families or employee benefit plans for them, (2) participants in the Automatic Withdrawal Plan, (3) certain Trust-approved Group Investment Plans and charitable organizations, or (4) omnibus and other similar account customers of certain Trust-approved broker-dealers and other institutions.

Minimum Account Balance Requirement

         Due to the relatively high cost of maintaining smaller accounts, the Trust reserves the right to involuntarily redeem shares in any Fund account that falls below the minimum initial investment due to redemptions by the shareholder. If at any time the balance in an account does not have a value at least equal to the minimum initial investment or if an Automatic Investment Plan is discontinued before an account reaches the minimum initial investment that would otherwise be required, you may be notified that the value of your account is below the Fund's minimum account balance requirement. You would then have sixty days to increase your account balance before the account is liquidated. Proceeds would be promptly paid to the shareholder.

TRANSFERRING OWNERSHIP

         You may transfer the ownership of any of your Fund shares to another person by writing to: Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, OH 45201-5354. The request must be in Good Order (see "Redeeming Your Shares - Definition of Good Order"). Before mailing your request, please contact Shareholder Services (1-877-4REVEST) for full instructions.

OTHER SERVICES

         For more information about any of these services, please call Investor Information at 1-800-277-5573.

Statements and Reports

         A statement will be sent to you each time you have a transaction in your account and quarterly. Financial reports will be mailed semi-annually. To reduce expenses, only one copy of most shareholder reports may be mailed to a household. Please call Investor Information if you need additional copies.

Tax-Sheltered Retirement Plans

         Shares of the Fund are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts (IRA's) for individuals and 403(b)(7) Plans for employees of certain tax-exempt organizations.

         These plans should be established with the Trust only after an investor has consulted with a tax adviser or attorney. Information about the plans and the appropriate forms may be obtained from Investor Information at 1-800-277-5573.

The Winter Harbor Fund
511 Congress Street
Portland, Maine 04101

Investment Adviser:
------------------
Ebright Investments, Inc.
Jennifer E. Goff, President
511 Congress Street
Portland, Maine 04101

Investment Sub-Adviser:
----------------------
Gouws Capital Management, Inc.
511 Congress Street
Portland, Maine 04101

Distributor:
-----------
CW Fund Distributors, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

Transfer Agent:
--------------
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, OH 45201-5354

Custodian:
---------
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Officers of the Trust:
---------------------
Jennifer E. Goff, President
Robert G. Dorsey, Vice President
Mark J. Seger, Treasurer
John F. Splain, Secretary
Tina D. Hosking, Assistant Secretary
Brian J. Manley, Assistant Secretary


REVEST VALUE FUND
A SERIES OF THE WINTER HARBOR FUND

                                     PART B

                              THE REVEST VALUE FUND

                       A Series of The Winter Harbor Fund

                               511 Congress Street
                              Portland, Maine 04101
                                 (800) 277-5573
                                ----------------

                       STATEMENT OF ADDITIONAL INFORMATION

     This statement of additional information is not a prospectus and should be read in conjunction with the Combined Prospectus/Proxy Statement dated August ___, 1998 (the "Combined Prospectus/Proxy Statement"), for the special meeting of shareholders of The REvest Growth & Income Fund ("RGI"), a series of The Royce Fund, an open-end management investment company, to be held on September 14, 1998 (the "Meeting").

     The Combined Prospectus/Proxy Statement describes certain transactions and other actions contemplated by the Reorganization Plan pursuant to which all or substantially all of the assets of RGI would be acquired by The REvest Value Fund ("RVF"), a series of The Winter Harbor Fund in exchange for shares of RVF and the assumption by RVF of all or substantially all of the liabilities of RGI. As described in the Combined Prospectus/Proxy Statement, RVF has investment objectives and investment policies that are substantially identical to RGI. The Combined Prospectus/Proxy Statement also describes a new Advisory Agreement between RVF and Royce, Ebright & Associates, Inc. ("REA"), a new sub-advisory agreement between REA, which will be changing its name to Ebright Investments, Inc. concurrent with the Reorganization, and Gouws Capital Management, Inc., a new Administration Agreement between RVF and Countrywide Fund Services, Inc. ("Countrywide"), a new Underwriting Agreement between RVF and CW Fund Distributors, Inc., an affiliate of Countrywide, and a new Custody Agreement with Star Bank, N.A. The shareholders of RGI are being requested to approve the Reorganization Plan at the Meeting.

     Pro forma financial statements are not presented herewith inasmuch as the Reorganization Plan does not involve a change in the net assets of RGI or the net asset value of RGI shares. Pursuant to the Reorganization Plan, shares will be exchanged at the same net asset value and the number of outstanding RVF Shares immediately following the Reorganization will be the same as the number of RGI shares outstanding immediately prior to the Reorganization. The capitalization of RVF will be the same as RGI, and RVF will report its financial highlights and per share data in the same form as RGI.

     The Combined Prospectus/Proxy Statement may be obtained without charge from REA at 511 Congress Street, Portland, Maine 04101 or by telephoning REA at (800) 277-5573. Additional and more detailed information about the operations and activities of The Royce Fund,

                                  Part B -- 1

RGI, The Winter Harbor Fund and RVF can be found in the following documents, each of which is incorporated by reference herein:

     (1) Statement of Additional Information of The Winter Harbor Fund dated __________, 1998.

     (2) Current Statement of Additional Information of RGI, a series of The Royce Fund dated February 27, 1998.

     (3) The financial statements and schedules of investments of RGI for the fiscal year ended December 31, 1997, with the related Report of Independent Accountants, are included in the Annual Report to Shareholders of RGI, for the fiscal year ended December 31, 1997. Such Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedules of investments are incorporated herein by reference, together with the management discussion of the Fund's performance included in such Annual Report.

     (4) The unaudited financial statements and schedules of investments of RGI for the six months ended June 30, 1998 are included in the Semi-Annual Report to Shareholders of RGI, for the period ended June 30, 1998. Such Semi-Annual Report has been filed with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedules of investments are incorporated herein by reference.

   The date of this statement of additional information is August ___, 1998.


                                  Part B -- 2

                                     PART C

                             THE WINTER HARBOR FUND

                              The REvest Value Fund

PART C.  OTHER INFORMATION

Item 15. Indemnification

     (a) Article X of the Declaration of Trust of the Registrant provides as follows:

     ARTICLE X

     LIMITATION OF LIABILITY AND INDEMNIFICATION

     LIMITATION OF LIABILITY

     "Section 10.01 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person other than the Trust or beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder."

     INDEMNIFICATION

     "Section 10.02 Indemnification. (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a
determination   that  such   Trustee

                                  Part C -- 1
or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02."

     (b)(1) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Ebright Investments, Inc. provides as follows:

     "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to the Series for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser for the Series, and the Series shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or the Series or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser for the Series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect

                                  Part C -- 2
the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to the Series or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

     Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."

     (b)(2) Paragraph 7 of the Investment  Sub-Advisory Agreement by and between
Ebright   Investments,   Inc.  ("EII")  and  Gouws  Capital   Management,   Inc.
("Sub-Adviser"). provides as follows:

     "7. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Series, the Trust or its shareholders or by EII in connection with the matters to which this Agreement relates, except to the extent that such a loss results from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties and obligations under this Agreement and applicable law."

     (c) Paragraphs 8 and 9 of the Distribution Agreement made by and between the Registrant and CW Fund Distributors, Inc. provides as follows:

     "8. Indemnification of Trust.

     Underwriter agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a trustee, officer, employee, shareholder or control person of the Trust, against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Underwriter or any agent or employee of Underwriter or any other person for whose acts Underwriter is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust. Underwriter likewise agrees to indemnify and hold harmless the Trust and each such person in connection with any claim or in connection with any action, suit or proceeding which arises out of or is alleged to arise out of Underwriter's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for

                                  Part C -- 3

Shares. The term "expenses" for purposes of this and the next paragraph includes amounts paid in satisfaction of judgments or in settlements which are made with Underwriter's consent. The foregoing rights of indemnification shall be in addition to any other rights to which the Trust or each such person may be entitled as a matter of law.

     9. Indemnification of Underwriter.

     The Trust agrees to indemnify and hold harmless Underwriter and each person who has been, is, or may hereafter be a director, officer, employee, shareholder or control person of Underwriter against any loss, damage or expense (including the reasonable costs of investigation) reasonably incurred by any of them in connection with the matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of any of such persons in the performance of Underwriter's duties or from the reckless disregard by any of such persons of Underwriter's obligations and duties under this Agreement. The Trust will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification. Any person employed by Underwriter who may also be or become an officer or employee of the Trust shall be deemed, when acting within the scope of his employment by the Trust, to be acting in such employment solely for the Trust and not as an employee or agent of Underwriter."

Item 16. Exhibits

     (1) Trust Instrument, dated June 26, 1997 (as amended) (previously filed as Exhibit (1) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (2) Not Applicable.

     (3) Not Applicable.

     (4) Form of Agreement and Plan of Reorganization annexed hereto as Appendix A.

     (5) (a) Sections 2.02, 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

          SECTION 2.02 ISSUANCE OF SHARES. Subject to applicable law, the Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares, in addition to the then issued and Outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or securities, at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in

                                  Part C -- 4
          the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interests in the Trust. Contributions to the Trust may be accepted for, and Shares shall be redeemed as, whole Shares and/or 1/1,000th of a Share or integral multiples thereof.

          SECTION 2.04 TRANSFER OF SHARES. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by that holder's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Transfer Agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees or Transfer Agent. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any Transfer Agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

          SECTION 2.06 ESTABLISHMENT OF SERIES OR CLASS. The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The
          Trustees  may  divide  the  Shares of any  Series  into  Classes.  The
          Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series, to establish and designate and to change in any manner any such Series or Class and to fix such preference, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares of any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares of any Series or Classes into one or more Series or Classes, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series or Class shall be effective when specified in the resolution of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series or Class.

                                  Part C -- 5

          All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series and each Class, except as the context otherwise requires.

          Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series subject to
          Section 2.08 and the preferences, rights and privileges of each Class of that Series. Each holder of Shares of a Series or Class thereof shall be entitled to receive the holder's pro rata share of all distributions made with respect to such Series or Class thereof. Upon redemption of Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust.

          Each Series and Class thereof of the Trust and their attributes will be set forth in Annex A to this Trust Instrument.

     (6) (a) Form of Investment Advisory Agreement between the Registrant and Ebright Investments, Inc. (previously filed as Exhibit (5)(a) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

          (b) Form of Sub-Advisory Agreement between Ebright Investments, Inc. and Gouws Capital Management, Inc. (previously filed as Exhibit (5)(b) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (7) Form of Underwriting Agreement between Registrant and CW Fund Distributors, Inc. (previously filed as Exhibit (6) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (8) Not Applicable.

     (9) Form of Custodian Agreement between Registrant and Star Bank, N.A. (previously filed as Exhibit (8)(b) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (10) Not Applicable.

     (11) Opinion and Consent of Verrill & Dana LLP (previously filed as Exhibit
(10) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (12) Opinion of Verrill & Dana LLP regarding certain tax matters and consequences to shareholders filed herewith.

                                  Part C -- 6

     (13) (a) Form of Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between Registrant and Countrywide Fund Services, Inc. (previously filed as Exhibit (8)(a) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

          (b) Form of Administration Agreement between Registrant and Countrywide Fund Services, Inc. (previously filed as Exhibit (9) to Registrant's Registration Statement on Form N-1A, File Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (14) Consents of PricewaterhouseCoopers LLP, independent auditors for RGI and The Winter Harbor Fund filed herewith.

     (15) There are no financial statements omitted pursuant to Item 14(a)(1).

     (16) Powers of Attorney (previously filed as exhibits to Registrant's Registration Statement on Form N-1A, Files Nos. 333-53837, 811-08793 and incorporated by reference herein).

     (17) Form of Proxy filed herewith.

Item 17. Undertakings

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items if the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a), above, will be filed as part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  Part C -- 7

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, State of Maine on the 15th day of July, 1998.

                                   THE WINTER HARBOR FUND

                                   Jennifer E. Goff, President*


                                   *By:/s/ Max Berueffy
                                       ------------------------
                                       Name:  Max Berueffy
                                       Title: Attorney-in-Fact

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement had been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                     Date
---------                                   -----                     ----

(a)  Principal Executive Officer

     Jennifer E. Goff*                      President and Trustee     7/15/98


     *By:/s/ Max Berueffy
         ----------------
         Max Berueffy
         Attorney-in-Fact

(a)  Principal Financial and Accounting
     Officer

     Mark J. Seger*                         Treasurer                 7/15/98



     *By:/s/ Max Berueffy
         ----------------
         Max Berueffy
         Attorney-in-Fact

(c)  All of the Trustees

     Jennifer E. Goff*                      Trustee                   7/15/98
     Judith Freyer*                         Trustee                   7/15/98
     Earl Mummert*                          Trustee                   7/15/98
     Vincent Phillips*                      Trustee                   7/15/98

     *By:/s/ Max Berueffy
         ----------------
         Max Berueffy
         Attorney-in-Fact

                      INDEX TO EXHIBITS INCLUDED IN PART C

Exhibit 12 Consent of PricewaterhouseCoopers LLP, independent auditors for The Revest Growth & Income Fund
Exhibit 14        Opinion of Verrill & Dana LLP
Exhibit 17        Form of Proxy